1933 Act Registration No. 333-153513

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ] PRE-EFFECTIVE AMENDMENT NO.   2
[   ] POST-EFFECTIVE AMENDMENT NO. ___

CALVERT VARIABLE SERIES, INC.
(Exact Name of Registrant as Specified in Charter)

(Calvert Income Portfolio)

Address of Principal Executive Offices
4550 Montgomery Avenue, Suite 1000N
Bethesda, MD 20814

Registrant's Telephone Number
800-368-2745

Name and Address of Agent for Service:
William M. Tartikoff, Esq.
Calvert Group, Ltd.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Common Shares of beneficial interest.

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

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SUMMIT MUTUAL FUNDS, INC.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
1-877-546-3863

ON BEHALF OF THE SUMMIT BOND PORTFOLIO

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October 24, 2008

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Dear Policy Owner, Contract Owner or Plan Participant:

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I am writing to inform you of the upcoming special meeting of shareholders (the "Meeting") of the Summit Bond Portfolio, a series under the Pinnacle Series of Summit Mutual Funds, Inc., to be held on December 5, 2008 at 9:00 a.m., Eastern Time, at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202.

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The Board of Directors of Summit Mutual Funds, Inc. recommends that the Summit Bond Portfolio be combined with the Calvert Income Portfolio, a series of Calvert Variable Series, Inc., in a tax-free reorganization (the "Reorganization"). No sales charges or redemption fees will be imposed in connection with the Reorganization. Additionally, neither the Summit Bond Portfolio nor its shareholders will pay any of the costs associated with the Reorganization. The costs incurred by both Portfolios in connection with the Reorganization will be paid by Calvert Asset Management Company, Inc. or Summit Investment Partners, Inc.

As an owner of a variable universal life insurance policy or a variable annuity contract issued by Union Central Life Insurance Company, its affiliated insurance companies, or certain unaffiliated insurance companies, or as a participant in a tax-qualified pension or retirement plan, you have the right to instruct your insurance company or plan how to vote the shares of Summit Bond Portfolio it holds under your policy, contract or plan, respectively.

If approved by shareholders, your policy, contract or plan will be invested in the Calvert Income Portfolio on the date that the Reorganization occurs. The Board believes that shareholders of the Summit Bond Portfolio would benefit from combining the Portfolios in that it would result in a portfolio with a larger asset base which may provide greater investment opportunities and may benefit from economies of scale over the long term.

You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the strategies and expenses of each of the Portfolios for your evaluation.

After careful consideration, the Board of Directors of Summit Mutual Funds, Inc. unanimously approved this proposal and recommends that Summit Bond Portfolio shareholders vote "FOR" the proposal.

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Regardless of whether you plan to attend the Meeting in person, PLEASE COMPLETE, DATE, SIGN AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE so that you will be represented at the Meeting. All properly executed proxy cards must be received by 9:00 a.m., Eastern Time, on December 5, 2008. If you have returned a proxy card and are present at the Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

I appreciate the time you will take to review this important matter. If we may be of any assistance, please call us at 1-877-546-3863 ext. 1680.

Sincerely,

[INSERT SIGNATURE]

Thomas G. Knipper
Vice President

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES OF SUMMIT BOND PORTFOLIO ARE ATTRIBUTABLE TO YOUR POLICY, CONTRACT OR PLAN. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, PLEASE VOTE PROMPTLY.

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SUMMIT MUTUAL FUNDS, INC.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
1-877-546-3863

ON BEHALF OF THE SUMMIT BOND PORTFOLIO

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on December 5, 2008

To the Contract Owners, Policy Owners and Plan Participants:

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NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Summit Bond Portfolio, a series under the Pinnacle Series of Summit Mutual Funds, Inc., will be held on Friday, December 5, 2008 at 9:00 a.m., Eastern Time, at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, as may be adjourned from time to time (the "Meeting"), for the purposes listed below:

  To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the Summit Bond Portfolio, a series of Summit Mutual Funds, Inc., to the Calvert Income Portfolio, a series of Calvert Variable Series, Inc., in exchange for shares of the Calvert Income Portfolio. The Reorganization Plan also provides for distribution of these shares of the Calvert Income Portfolio to shareholders of the Summit Bond Portfolio in liquidation and subsequent termination of the Summit Bond Portfolio. Under the Reorganization Plan, the Calvert Income Portfolio will also assume the known liabilities of the Summit Bond Portfolio.

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  To consider and act upon any other business that may properly come before the Meeting.

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The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice. The Board of Directors has fixed the close of business on October 15, 2008 as the record date for determining shareholders of the Summit Bond Portfolio entitled to notice of and to vote at the Meeting.

October 24, 2008

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By Order of the Board of Directors,

[INSERT SIGNATURE]

John F. Labmeier
Secretary
Summit Mutual Funds, Inc.

PROSPECTUS/PROXY STATEMENT

Dated October 24, 2008

Acquisition of the Assets of the
SUMMIT BOND PORTFOLIO,
a series under the Pinnacle Series of Summit Mutual Funds, Inc.

312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
1-877-546-3863

By and in Exchange for Shares of the
CALVERT INCOME PORTFOLIO,
a series of Calvert Variable Series, Inc.

4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

INTRODUCTION

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This Prospectus/Proxy Statement is being furnished in connection with the solicitation of voting instructions (proxies) by the Board of Directors of Summit Mutual Funds, Inc. for use at a Special Meeting of Shareholders of the Summit Bond Portfolio ("Summit Bond" or the "Merging Fund"), to be held on Friday, December 5, 2008 at 9:00 a.m., Eastern Time, at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, as may be adjourned from time to time (the "Meeting").

The purpose of the Meeting is to vote on the proposed transfer of all of the assets of Summit Bond, a series under the Pinnacle Series of Summit Mutual Funds, Inc., to the Calvert Income Portfolio ("CVS Income" or the "Acquiring Fund"), a series of Calvert Variable Series, Inc., in exchange for shares of CVS Income (the "Reorganization"). In the proposed Reorganization, CVS Income will also assume the known liabilities of Summit Bond. Summit Bond and CVS Income may also be referred to in this Prospectus/Proxy Statement individually as a "Portfolio" and collectively as the "Portfolios".

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As an owner of a variable universal life insurance policy (a "Policy") or a variable annuity contract (a "Contract") issued by Union Central Life Insurance Company, its affiliated insurance companies, or certain unaffiliated insurance companies (each an "Insurance Company"), or a participant in a tax-qualified pension or retirement plan (a "Plan"), you have the right to instruct your Insurance Company or Plan how to vote the shares of Summit Bond that are attributable to your Policy, Contract or Plan at the Meeting, as described more fully below and in the accompanying Notice of Special Meeting of Shareholders. Although the Insurance Companies and Plans are the legal owners of Summit Bond's shares and you are not directly a shareholder of the Portfolio, you have this right because some or all of your Policy, Contract or Plan value is invested in Summit Bond stock, as provided by your Policy, Contract or Plan.

For simplicity, in this Prospectus/Proxy Statement:

  "Record Holder" of Summit Bond stock refers to each Insurance Company or Plan which holds Summit Bond's shares of record unless indicated otherwise in this Prospectus/Proxy Statement;

  "shares" refers generally to your shares of beneficial interest in Summit Bond; and

  "shareholder", "Policy Owner", "Contract Owner" or "Plan Participant", as applicable, refers to you.

The persons named as proxies in the proxy card will vote the shares of Summit Bond proportionately in accordance with the instructions received from those Policy Owners, Contract Owners or Plan Participants who respond with their voting instructions.

Following the transfer, if approved by Summit Bond's shareholders, CVS Income shares will be distributed to the Record Holders of Summit Bond in liquidation of Summit Bond and Summit Bond will be dissolved. As a result of the proposed transaction, each Record Holder of Summit Bond will receive that number of full and fractional shares of CVS Income equal in total value on the business day immediately prior to the Reorganization to the value of the shares of Summit Bond which such Record Holder currently holds, and Summit Bond will be terminated as a series of Summit Mutual Funds, Inc. The value of your Policy, Contract or Plan investment in Summit Bond will be the same as the value of your investment in CVS Income immediately after the Reorganization.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about CVS Income that a prospective investor should know before voting on the proposed Reorganization. The transaction will only occur if Summit Bond shareholders vote in favor of the Reorganization.

Additional information concerning each Portfolio and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

Information about the Reorganization:

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  Statement of Additional Information of Summit Bond dated October 24, 2008, which relates to this Prospectus/Proxy Statement and the Reorganization (the "Reorganization SAI").

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Information about Summit Bond:

  Prospectus of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Bond dated May 1, 2008, as supplemented on September 15, 2008;

  Statement of Additional Information of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Bond dated May 1, 2008 (the "Summit SAI");

  Annual Report to Shareholders of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Bond for the fiscal year ended December 31, 2007; and

  Semiannual Report to Shareholders of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Bond for the six-month period ended June 30, 2008.

Information about CVS Income:

  Prospectus of Calvert Variable Series, Inc. relating to CVS Income dated April 30, 2008, which accompanies this Prospectus/Proxy Statement;

  Statement of Additional Information of Calvert Variable Series, Inc. relating to CVS Income dated April 30, 2008 (the "CVS SAI");

  Annual Report to Shareholders of Calvert Variable Series, Inc. relating to CVS Income for the fiscal year ended December 31, 2007; and

  Semi-Annual Report to Shareholders of Calvert Variable Series, Inc. relating to CVS Income for the six-month period ended June 30, 2008.

Copies of any of the above documents relating to Summit Bond are available upon request and without charge by writing to Summit Bond at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, or calling 1-877-546-3863 toll-free.

Copies of any of the above documents relating to CVS Income, as well as a copy of the Reorganization SAI, are available upon request and without charge by writing to CVS Income at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or calling 800-368-2745 toll-free.

Copies of any of these documents may also be obtained without charge on the EDGAR database on the SEC's internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

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Information relating to Summit Bond contained in the Prospectus of Summit Mutual Funds, Inc. dated May 1, 2008, as supplemented (SEC File No. 811-04000) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to CVS Income contained in the Prospectus of Calvert Variable Series, Inc. dated April 30, 2008 (SEC File No. 811-03591) also is incorporated by reference in this document. The Reorganization SAI dated October 24, 2008, relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of Summit Mutual Funds, Inc. relating to Summit Bond for the fiscal year ended December 31, 2007 and the six month period ended June 30, 2008, the financial statements of Calvert Variable Series, Inc. relating to CVS Income for the fiscal year ended December 31, 2007 and the six month period ended June 30, 2008, and pro forma financial statements of Calvert Variable Series, Inc. relating to CVS Income, is incorporated by reference in its entirety in this document.

The approximate date on which this Prospectus/Proxy Statement, the Notice of Special Meeting of Shareholders, and Form of Proxy are first being mailed to shareholders is on or about November 6, 2008.

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These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Proxy Statement are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in CVS Income through a Policy or Contract involves investment risk, including possible loss of the purchase payment of your original investment.

TABLE OF CONTENTS

Synopsis	6
Proposed Transaction	7
Investment Objectives	8
Investment Strategies	8
Fundamental Investment Restrictions	10
Principal Risks	12
Purchase, Exchange and Redemption Procedures, and Dividend Policy	14
Expense Comparison	16
Performance Comparison	19
Management	20
Reasons for the Reorganization	22
Information about the Reorganization	25
Comparative Information on Shareholder Rights	29
General Information about the Portfolios	32
Financial Statements and Experts	32
Voting Information	33
Shareholder Proposals	36
Other Business	37
Exhibit A - Agreement and Plan of Reorganization	38

SYNOPSIS

This section summarizes the primary features and consequences of the Reorganization. It may not contain all of the information that is important to you. To understand the Reorganization, you should read this entire Prospectus/Proxy Statement and the Exhibit.

This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the respective Prospectuses and Statements of Additional Information relating to the Portfolios, and the form of the Agreement and Plan of Reorganization (the "Reorganization Plan"), which is attached to this Prospectus/Proxy Statement as EXHIBIT A.

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Reasons for the Reorganization. At in-person meetings held on September 5, 2008 and September 9, 2008, the Board of Directors of Summit Mutual Funds, Inc. considered a proposed internal realignment of the mutual fund operations within UNIFI Mutual Holding Company ("UNIFI") by combining the Summit and Calvert families of Funds with a view to providing increased shareholder benefits and operational efficiencies. With such a combination, Calvert Asset Management Company, Inc. ("CAMCO"), the investment advisor to the Calvert Funds, will also assume the investment advisory role for the entire line-up of Summit Mutual Fund assets. Pursuant to the realignment and subject to shareholder approval, Summit Bond will be reorganized into CVS Income, a comparable Calvert Fund.

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The Board of Directors believes that the proposed Reorganization would be in the best interest of the shareholders of Summit Bond. In reaching this decision, the Board of Directors considered the terms and conditions of the Reorganization, along with the following, among other factors:

  The relatively small size of Summit Bond;

  The compatibility of the investment objective, investment policy and risks of CVS Income with those of Summit Bond;

  The capabilities and financial strength of CAMCO;

  The fact that CAMCO has agreed to enter an expense limitation agreement with Calvert Variable Series, Inc., under which the net expenses of the Combined Fund will be limited for two years following the Reorganization to the level of net expenses of Summit Bond as of November 30, 2008;

  The likelihood that Summit Bond shareholders, as part of a larger fund, may benefit from reduced overall operating expenses per share as a result of certain economies of scale expected after the Reorganization;

  The fact that the Reorganization will not dilute the interests of Summit Bond's current shareholders and that the terms of the Reorganization Plan are fair and reasonable and consistent with industry practice; and

  The tax-free nature of the Reorganization to Summit Bond and its shareholders.

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For the reasons described in this Prospectus/Proxy Statement and subject to the approval of Summit Bond's shareholders, the Board of Directors, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Summit Independent Directors"), has concluded that the Reorganization of Summit Bond into CVS Income would be in the best interest of the shareholders of Summit Bond, and recommend shareholder approval. The Reorganization is expected to be completed on or about December 12, 2008.

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Proposed Transaction. The Board of Directors has authorized Summit Mutual Funds, Inc. to enter into an Agreement and Plan of Reorganization providing for the following:

  The transfer of all the assets of Summit Bond to CVS Income in exchange for shares of CVS Income.

  The assumption by CVS Income of the known liabilities of Summit Bond.

  Following the transfer, CVS Income shares will be distributed to the Record Holders of Summit Bond in liquidation of Summit Bond, and Summit Bond will be dissolved.

  As a result of the proposed transaction, each Record Holder of Summit Bond will receive that number of shares of CVS Income with a total value on the business day immediately preceding the Reorganization equal to the value of the shares of Summit Bond which such Record Holder currently holds.

The total value of your Policy, Contract or Plan interest in Summit Bond will be the same as the total value of your Policy, Contract or Plan interest in CVS Income immediately after the Reorganization.

The material terms of the Reorganization Plan are described in more detail in "Information about the Reorganization" below.

Tax Consequences. Pursuant to the Reorganization Plan, as a condition to closing of the Reorganization, Summit Bond shall have received an opinion of counsel that for federal income tax purposes no gain or loss will be recognized by it or its Record Holders as a result of the Reorganization. The tax basis of CVS Income shares received by a Record Holder will be the same as the tax basis of the Record Holder's shares of Summit Bond. In addition, the tax basis of Summit Bond's assets in the hands of CVS Income as a result of the Reorganization will be the same as the tax basis of such assets in the hands of Summit Bond prior to the Reorganization. Assuming each shareholder's contract or policy is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the Reorganization. See "Information about the Reorganization" below.

If the Reorganization takes place, CVS Income will be constrained in the extent to which it can use the capital loss carryforwards of Summit Bond. See "Effect of the Reorganization on Capital Loss Carryforwards" below.

The Portfolios. Summit Bond is a diversified series of Summit Mutual Funds, Inc., an open-end management investment company organized as a Maryland corporation and registered under the 1940 Act. CVS Income is a non-diversified series of Calvert Variable Series, Inc., an open-end management investment company also organized as a Maryland corporation and registered under the 1940 Act. Each Portfolio offers one class of shares.

Summit Investment Partners, Inc. serves as the investment advisor for Summit Bond. CAMCO serves as the investment advisor for CVS Income.

As of August 29, 2008, the net assets of Summit Bond were $22.2 million. As of August 29, 2008, the net assets of CVS Income were $77.5 million.

Investment Objectives. The Portfolios' investment objectives are similar: Summit Bond seeks a high level of current income, and CVS Income seeks to maximize long-term income. Each Portfolio's investment objective may be changed by the Summit Directors or by the CVS Directors, as applicable, without shareholder approval. The following chart sets forth the specific investment objective of each Portfolio.

INVESTMENT OBJECTIVE
Merging Fund	Acquiring Fund
Summit Bond	CVS Income
Summit Bond seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

CVS Income seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

Investment Strategies. The Portfolios' principal investment strategies are compatible because each Portfolio invests, under normal conditions, primarily in investment-grade fixed-income securities of comparable credit quality and emphasizes prudent investment management with reasonable risk. However, there are differences in the investment methods utilized by the Portfolios to seek their objectives. Summit Bond emphasizes government bonds, while CVS Income emphasizes corporate bonds, and the average maturity and effective duration are shorter in the investment portfolio of CVS Income than in that of Summit Bond. In addition, Summit Bond is diversified, while CVS Income is non-diversified and may invest more of its assets in a smaller number of companies. The following chart sets forth the principal investment strategies of each Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Merging Fund	Acquiring Fund
Summit Bond	CVS Income

Under normal circumstances, Summit Bond invests at least 80% of its assets in fixed-income securities. In addition, the Portfolio normally invests at least 75% of its assets in publicly traded or 144a investment-grade debt securities, or unrated securities determined to be of equivalent rating; obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; or cash and cash equivalents.

CVS Income typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, or if unrated, considered to be of comparable credit quality by the Portfolio's Advisor. There is no limit on unrated securities. The Portfolio invests principally in bonds issued by the U.S. Treasury and its agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and U.S. corporations.

The Portfolio may invest without limitation in asset-backed securities ("ABS") and in mortgage-backed securities, including collateralized mortgage obligations ('CMOs").	The Portfolio may invest in taxable municipal securities, ABS of U.S. issuers and repurchase agreements, as well as mortgage-backed securities including CMOs.
The Portfolio is actively traded.	The Portfolio uses an active strategy, seeking relative value to earn incremental income.
Up to 25% of the Portfolio's total assets may be invested in unrated debt securities or below-investment grade high yield debt securities ("junk bonds").	Up to 35% of the Portfolio's net assets may be invested in junk bonds.

The Portfolio may invest up to 25% of its net assets in foreign securities; its investments in any single "major country" (certain developed foreign nations) are limited to 10% of net assets, and its investments in any single other country are limited to 5%.

The Portfolio may invest up to 30% of its net assets in foreign debt securities.

The Portfolio is diversified (with respect to 75% of its assets, Summit Bond may not invest more than 5% of its assets in securities of any one issuer, and the Portfolio may not purchase more than 10% of an issuer's outstanding debt securities or 10% of an issuer's outstanding voting securities).

The Portfolio is non-diversified and may invest more of its assets in a smaller number of companies, compared to a diversified fund.
The average maturity of the Portfolio is 11.73 years and the effective duration of the Portfolio is 5.0 years (as of 6/30/08).	The average maturity of the Portfolio is 7.17 years and the effective duration of the Portfolio is 3.69 years (as of 6/30/08).
The Portfolio may not make short sales of securities or maintain a short position.

To manage the duration of its portfolio, the Portfolio may use a hedging technique involving short sales of U.S. Treasury securities. The Portfolio may also effect short sales if it owns or has the right to obtain securities in kind and amount to the securities sold short.

The Portfolio may not borrow amounts in excess of 10% of its total assets, and then only from banks.	The Portfolio may not borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed).
The Portfolio has no similar policy.	Although it may employ leverage by borrowing money and using it for the purchase of additional securities, the Portfolio does not currently intend to do so.
The Portfolio may invest up to 20% of its total assets in convertible debt securities, convertible preferred and preferred stocks, or other securities.	The Portfolio has no similar policy.

Certain of the current holdings of Summit Bond may not meet the current investment objective and policies of CVS Income. In reconciling the investment policies of the Portfolios, the Advisor of Summit Bond will begin to transition the portfolio holdings from Summit Bond to CVS Income. To the extent that certain of these holdings transfer to CVS Income following the Reorganization, certain transaction costs could be incurred in transitioning these holdings out of Summit Bond.

For a more detailed description of the investment techniques used by the Portfolios, see the Portfolios' Prospectuses, the Summit SAI, and the CVS SAI, as applicable.

Fundamental Investment Restrictions. In addition to the objectives and strategies described above, each Portfolio has adopted certain fundamental investment restrictions, which may not be changed without the approval of the holders of a majority of the outstanding shares of the respective Portfolio. The Portfolios have several comparable fundamental restrictions; however, Summit Bond is more restricted in its ability to borrow than CVS Income. In addition, Summit Bond may not invest in reverse repurchase agreements, while CVS Income may invest in reverse repurchase agreements up to 10% of its net assets. Summit Bond also has certain fundamental restrictions which are not fundamental restrictions of CVS Income.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF BOTH PORTFOLIOS
	(Merging Fund)	(Acquiring Fund)
	Summit Bond may not:	CVS Income may not:
Senior Securities	Issue senior securities, except that the Portfolio may borrow money as provided below.	Issue senior securities.
Concentration

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).*

Borrowing

Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks (the Portfolio may not enter into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For purposes of this restriction, entering into futures contracts will not be deemed a borrowing.

Borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed). **
Underwriting

Underwrite securities of other issuers, except to the extent that the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling its shares and except as it may be deemed such in a sale of restricted securities.

Underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer or from an underwriter for an issuer, may be deemed to be an underwriting. ***

Commodities and Real Estate

Purchase or sell commodities, commodity contracts, or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that it may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to options purchased in compliance with the Portfolio's non-fundamental restriction on options. ****

Invest directly in commodities or real estate, although the Portfolio may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Portfolio may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

Lending

Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Portfolio's total assets. The Portfolio may not make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

Lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Portfolio's total assets would be loaned to other parties, except through the purchase of debt securities or other instruments.

* Concentration with respect to CVS Income means to invest 25% or more of total assets in securities of issuers primarily engaged in any one industry or group of industries.

** CVS Income does not intend to make any purchases of securities if borrowing exceeds 15% of its total assets. The Portfolio may invest up to 10% of its net assets in reverse repurchase agreements.

*** CVS Income may underwrite securities only in compliance with the conditions of certain provisions of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that it may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

**** Under its non-fundamental restriction on options, Summit Bond may not invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options (including options on futures contracts) and unless no more than 25% of the Portfolio's assets consist of collateral for outstanding options.

Summit Bond has the following additional fundamental restrictions, which are not fundamental restrictions of CVS Income:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF SUMMIT BOND (Merging Fund)
Diversification

With respect to 75% of the value of its total assets, the Portfolio may not invest more than 5% of its total assets in securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and other investment companies). The Portfolio may not purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Margin Purchases and Short Sales

The Portfolio may not purchase any securities on margin (except that Summit Mutual Funds, Inc. may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities ) or make short sales of securities or maintain a short position.

Illiquid Investments

The Portfolio may not invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

Each Portfolio also has certain non-fundamental investment restrictions, which may be changed by the Board of Directors of Summit Mutual Funds, Inc. or by the Board of Directors of Calvert Variable Series, Inc., respectively, at any time without a shareholder vote. The non-fundamental restrictions of CVS Income include restrictions relating to short sales and illiquid investments. For more information regarding the Portfolios' non-fundamental investment restrictions, see the Summit SAI and the CVS SAI, as applicable.

Principal Risks. An investment in each Portfolio entails investment risk. As taxable fixed-income funds, the Portfolios invest in similar types of securities of comparable credit quality and therefore have similar principal investment risks. Shareholders could lose money on their investment in each Portfolio, or each Portfolio could underperform, because of the following principal risks:

PRINCIPAL RISKS OF EACH PORTFOLIO
Active trading strategy

The Portfolio's active style can result in high turnover, exceeding 100%, and may cause the Portfolio to have a relatively high amount of short-term capital gains, which may translate to higher transaction costs.

Credit risk	The risk that the credit quality of a security may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Currency risk

The risk that occurs when the Portfolio buys, sells or holds a security which trades in or is denominated in a foreign currency. Such securities may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged, and unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that an unexpected rise in interest rates will result in slower than expected prepayments and will extend the life of a mortgage-backed security beyond the expected maturity date, typically reducing the security's value.

Foreign securities risk

Foreign securities have additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Political risk may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors. Emerging market risk may occur in investments in countries whose economies and capital markets are not as developed as those of more industrialized nations; such investments may be riskier and will be subject to erratic and abrupt price movements.

Government-sponsored enterprise risk

Debt and mortgage-backed securities (Fannie Maes and Freddie Macs) issued by government-sponsored enterprises such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation respectively are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the government-sponsored enterprise or instrumentality.

Information risk	The risk that information about a security or issuer might not be available, complete, accurate or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall, and a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term (duration and/or maturity) securities are subject to greater interest rate risk.

Junk bond risk

Junk bonds can involve a substantial risk of loss and are considered to be speculative with respect to the issuer's ability to pay interest and principal. Securities rated below investment grade have a higher risk of issuer default, are subject to greater price volatility and may be illiquid. For bonds in default held in the Portfolio, there is a significant risk of not achieving full recovery.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Prepayment risk

The risk that unanticipated prepayments may occur (usually in response to a reduction in interest rates), typically reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current market rate which may be lower.

Repurchase agreement risk

A repurchase agreement exposes a Portfolio to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Portfolio can lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Transaction risk	The risk that the Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.
Unrated security risk

Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. The investment advisor intends to analyze these securities prior to purchase with respect to the creditworthiness of the issuer and of any financial institution or other party responsible for payments on the security.

Summit Bond has the following additional principal risks, which are not principal risks of CVS Income:

ADDITIONAL PRINCIPAL RISKS OF SUMMIT BOND (Merging Fund)
Convertible bond risk	Convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

CVS Income has the following additional principal risks, which are not principal risks of Summit Bond:

ADDITIONAL PRINCIPAL RISKS OF CVS INCOME (Acquiring Fund)
Leverage risk

In leverage transactions, borrowing magnifies the potential for gain or loss on the Portfolio's securities investments and therefore, if employed, would increase the possibility of fluctuation in the Portfolio's net asset value. Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. As indicated above, the Portfolio does not currently intend to employ leverage.

Non-diversification risk	Compared to diversified funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Portfolio.

For more information concerning the risks associated with investments in the Portfolios, see the Portfolios' Prospectuses, the Summit SAI, and the CVS SAI, as applicable.

Purchase, Exchange and Redemption Procedures, and Dividend Policy. The Portfolios have substantially similar or identical procedures for purchasing, exchanging and redeeming shares, and for receiving distributions.

Purchases. The shares of each Portfolio are offered, without sales charge, only for purchase by insurance companies for allocation to their separate accounts to serve as an investment option for variable annuity contract or variable life insurance policies, except that shares of Summit Bond may also be offered to qualified pension and retirement plans. Shares are purchased by the separate accounts at the net asset value of the Portfolio next determined after the applicable insurance company receives the premium payment, with respect to CVS Income, or after receipt and acceptance of a purchase order by Summit Mutual Funds, Inc. or its agent, with respect to Summit Bond.

The shares in each Portfolio are continuously offered at a price equal to the net asset value per share. The net asset value per share of each Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (generally 4 p.m. ET). The insurance companies use this value to calculate the value of your interest in your Policy or Contract. Summit Mutual Funds, Inc. and Calvert Variable Series, Inc. are each open for business each day the New York Stock Exchange is open. The net asset value of each Portfolio fluctuates based on the respective market value of the Portfolio's investments. Initial and subsequent payments allocated to Summit Mutual Funds, Inc. or Calvert Variable Series, Inc. are subject to any limits applicable in the policies or contracts issued by the insurance companies.

Each Portfolio offers one class of shares. All investments in each Portfolio are in full and fractional shares.

Exchanges. The Contract or Policy prospectus indicates whether an insurance company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by Summit Mutual Funds, Inc. or Calvert Variable Series, Inc.

Redemptions. Insurance companies redeem shares of a Portfolio to make benefit and surrender payments under the terms of the policies or contracts. Redemptions are processed on any day a Portfolio is open for business (each day the New York Stock Exchange is open), and are effected at the net asset value next computed after a notice of redemption is received by Summit Mutual Funds, Inc. or its agent, in the case of Summit Bond, or after the insurance company receives a surrender request, in the case of CVS Income. The amount received upon redemption of the shares of a Portfolio may be more or less than the amount paid for the shares, depending upon fluctuations in the market value of the assets owned by the Portfolio.

Summit Mutual Funds, Inc. is required to redeem all shares of Summit Bond for cash. CVS Income has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)

Market Timing. The Summit Directors and the CVS Directors have each adopted policies and procedures in an effort to detect and prevent frequent or short-term trading (market timing) in the Portfolios.

Under certain circumstances, a financial intermediary that distributes shares of CVS Income through an omnibus account may be authorized by Portfolio management to apply its own redemption fee policy. In the event of any such authorization, shareholders should contact the intermediary through which the Portfolio shares are held for more information on the redemption fee policy that applies to those shares.

Each Portfolio is available as an investment option under a number of different variable insurance products. Owners of variable insurance products transfer value among subaccounts of insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of a Portfolio's shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the insurance company and such owner. Many of the policies do not limit the number of transfers among the available underlying funds that a policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Portfolio and policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Because of the unlimited number of transfers permitted under some policies, some policy owners could engage in more frequent trading than others.

Each Portfolio or its agent at its discretion may reject any part of any purchase or exchange request (purchase side only) it believes to be market timing, including any purchase or exchange order accepted by any policy owner's financial intermediary. Summit Mutual Funds, Inc. and Calvert Variable Series, Inc. each monitor Portfolio cash flows to help detect market timing, but there is no guarantee that they will detect or prevent market timing activity.

Dividends. The Portfolios have similar policies concerning dividends, which are declared and distributed to the insurance company separate accounts, and not to you. Dividends from net investment income for Summit Bond are declared quarterly, and any capital gains are distributed annually. Dividends from net investment income and distributions from net realized capital gains, if any, for CVS Income are paid at least annually. Each Portfolio does not intend to make distributions from realized net capital gains unless available capital loss carryovers, if any, have been used or have expired. Dividends and any distributions are automatically reinvested in additional shares of each Portfolio at net asset value.

Each Portfolio has qualified, and CVS Income intends to continue to qualify, as a "regulated investment company" under the provisions of Subchapter M of the Code. Neither Portfolio is subject to federal income tax, or to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that each distributes substantially all of its net investment income and realized capital gains to its shareholders of record. Each Portfolio also intends to comply with the diversification requirements of section 817 of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts.

Since the only shareholders of the Portfolios are insurance companies and Plans, in the case of Summit Bond, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of variable contracts or life insurance policies, see the prospectuses for the policies or contracts.

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For more detailed information regarding the Portfolios' purchase, exchange and redemption procedures, including how their shares are priced, and their dividend policies, see the Portfolios' Prospectuses , the Summit SAI and the CVS SAI.

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Expense Comparison. The following tables allow you to compare the expenses of the Portfolios, and the tables titled "Pro Forma Combined Fund" show what the expenses of CVS Income are estimated to be assuming the Reorganization takes place. You will not pay an initial or deferred sales charge in connection with the Reorganization.

The expense amounts set forth in the tables and the examples are based on the most recent fiscal year ended December 31, 2007 of the Merging Fund and of the Acquiring Fund, respectively. The expense amounts in the table and example for the Combined Fund are based on what the estimated combined expenses of CVS Income would have been for the most recent fiscal year assuming the Reorganization had taken place on January 1, 2007.

The tables do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

SHAREHOLDER FEES (fees paid directly from your account)

	(Merging Fund)	(Acquiring Fund)	(Pro Forma Combined Fund)
	Summit Bond Portfolio	CVS Income Portfolio	CVS Income Portfolio
Maximum sales charge (load) imposed on purchases	N/A	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A	N/A

ANNUAL FUND OPERATING EXPENSES1 (expenses that are deducted from Fund assets)

	(Merging Fund)	(Acquiring Fund)	(Pro Forma Combined Fund)
	Summit Bond Portfolio[2]	CVS Income Portfolio	CVS Income Portfolio
Management Fees	0.47%	0.70%	0.70%
Other Expenses[3]	0.28%	0.17%	0.16%
Acquired Fund Fees & Expenses	0.01%	N/A	N/A
Total Annual Fund Operating Expenses[4]	0.76%	0.87%	0.86%
Less Fee Waiver and/or Expense Reimbursement[5]	N/A	N/A	(0.11%)
Net Expenses	N/A	N/A	0.75%

Explanation of Fee and Expense Tables

1 Expenses are based on the most recent fiscal year of the Merging Fund and of the Acquiring Fund, respectively. Expenses of the Combined Fund are based on what the estimated combined expenses would have been for the most recent fiscal year assuming, for hypothetical purposes, that the Reorganization had taken place on January 1, 2007. Management fees for CVS Income include the advisory fee paid by the Portfolio to CAMCO, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of CAMCO. The administrative fee for CVS Income (as a percentage of net assets) is 0.30%.

2 Summit Investment Partners, Inc. has agreed to contractually limit its administrative service fee for Summit Bond to the extent that such fee causes the total expense ratio of the Portfolio, exclusive of Acquired Fund Fees & Expenses, to exceed 0.75%.

3 "Other expenses" for CVS Income includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.

4 Total Annual Fund Operating Expenses for CVS Income reflect an indirect fee resulting from the Portfolio's expense offset arrangement with its custodian bank. Under this arrangement, the custodian fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" section of the Portfolio's most recent Annual Report as the difference between the line items "Expenses Before Offsets" and "Net Expenses." Net operating expenses after reductions for fees paid indirectly and fees waivers were 0.84% for CVS Income for the year ended December 31, 2007.

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5 CAMCO has agreed to enter an expense limitation agreement with Calvert Variable Series, Inc. which will limit direct net expenses for the Combined Fund through December 12, 2010 to the level of Summit Bond's net expenses as of November 30, 2008. This expense limitation does not limit the acquired fund fees and expenses incurred by a shareholder. For purposes of illustration only, assuming the rate of Summit Bond's net expenses for the fiscal year ended December 31, 2007 were the rate of the Portfolio's net expenses in effect on November 30, 2008, and subject to the qualifications discussed below, direct net operating expenses for the Combined Fund Pro Forma would not exceed 0.75% for the contractual period. The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. It is not expected that the Combined Fund will incur a material amount of interest expense in the fiscal year.

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Examples. These examples are intended to help you compare the cost of investing in Summit Bond versus CVS Income and CVS Income (Pro Forma), assuming the Reorganization takes place. The examples assume that:

    You invest $10,000 in the Portfolio for the time periods indicated;

    You reinvest all dividends and distributions;

    Your investment has a 5% return each year;

    The Portfolio's operating expenses remain the same; and

    Any Calvert expense limitation is in effect for years one and two.

The examples do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

(Unaudited)
Number of Years Investment is Held	(Merging Fund)	(Acquiring Fund)	(Pro Forma Combined Fund)
	Summit Bond Portfolio	CVS Income Portfolio	CVS Income Portfolio
1 year	$78	$89	$77
3 years	$244	$278	$252
5 years	$424	$482	$454
10 years	$945	$1,073	$1,039

Performance Comparison. The following bar charts and performance tables show each Portfolio's annual returns and its long-term performance. The charts and tables provide some indication of the risks of investing in each Portfolio. A Portfolio's past performance does not necessarily indicate how that Portfolio will perform in the future.

The bar charts show how the performance of each Portfolio has varied from year-to-year.

(Merging Fund)
Summit Bond
Year-by-Year Total Return

Best Quarter (of periods shown)	Q3 '97	4.02%
Worst Quarter (of periods shown)	Q2 '04	-2.89%

(Acquiring Fund)
CVS Income
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	5.90%
Worst Quarter (of periods shown)	Q2 '04	-1.57%

The average annual total return table compares each Portfolio's performance over time to that of an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees or expenses, and it is not possible to invest directly in an index.

The returns shown for each Portfolio do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2007)
(Merging Fund)					(Acquiring Fund)
Summit Bond Portfolio					CVS Income Portfolio
	1 Year	5 Years	10 Years	Since Inception*		1 Year	5 Years	10 Years	Since Inception**
Summit Bond	3.46%	4.65%	4.84%	N/A	CVS Income	5.00%	6.38%	N/A	6.80%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%	N/A	Lehman U.S. Credit Index	5.11%	4.84%	N/A	5.90%
Lipper VA Corporate Debt Funds BBB-Rated Average	3.50%	4.10%	N/A	N/A	Lipper VA Corporate Debt Funds BBB-Rated Average	3.50%	4.10%	N/A	4.53%
*	Inception date of Summit Bond is 8/15/84.	**	Inception date of CVS Income is 4/30/02.

The Lehman Brothers Aggregate Bond Index is an unmanaged index that measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

The Lehman U.S. Credit Index is a widely recognized unmanaged index of bond prices.

The Lipper Variable Annuity Corporate Debt Funds BBB-Rated Average is an average of the annual return of mutual funds that have an investment style similar to that of the Portfolios.

Important information about CVS Income is also contained in management's discussion of CVS Income's performance which appears in the most recent Annual Report and Semi-Annual Report of Calvert Variable Series, Inc. relating to CVS Income.

Management. The overall management of each Portfolio is the responsibility of, and is supervised by, the Boards of Directors of Summit Mutual Funds, Inc. and Calvert Variable Series, Inc., respectively.

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Investment Management. Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for CVS Income. CAMCO is a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company. CAMCO provides the Portfolio with investment supervision and management and office space; furnishes executive and other personnel to the Portfolio, and pays the salaries and fees of all Directors who are affiliated persons of and employed by CAMCO. It has been managing mutual funds since 1976. As of September 30, 2008 CAMCO was the investment advisor for 42 mutual fund portfolios and had over $14 billion in assets under management.

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Investment Advisory Agreement. Under the investment advisory agreement between CAMCO and Calvert Variable Series, Inc., CAMCO receives an annual fee of 0.40% of CVS Income's average daily net assets. CVS Income paid CAMCO an aggregate annual fee of 0.40% of the Portfolio's average daily net assets for the most recent fiscal year.

Portfolio Managers. Information is provided below identifying each individual and/or member of the team who is employed by or associated with CAMCO and who is jointly and primarily responsible for the day-to-day management of CVS Income.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President and Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Co-Portfolio Manager
Michael Abramo	Portfolio Manager	Since January 1999	Mr. Abramo has been a member of the Taxable Fixed Income team since 1999. Mr. Abramo became a Portfolio Manager for CVS Income in March 2008.	Co-Portfolio Manager

The CVS SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in CVS Income.

Other Management Arrangements.

Calvert Distributors, Inc. ("CDI"), a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, serves as the principal underwriter and distributor for CVS Income.

Boston Financial Data Services, Inc., a subsidiary of State Street Bank & Trust Company, N.A., is the Portfolio's transfer agent and dividend disbursing agent.

Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, is the Portfolio's shareholder servicing agent.

Calvert Administrative Services Company, a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, is the Portfolio's administrator.

REASONS FOR THE REORGANIZATION

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Background on Proposed Changes to Summit Funds. Summit Mutual Funds, Inc. was established in 1984 and currently has 21 mutual funds under the Summit Apex Series and the Summit Pinnacle Series. The Summit family of funds is advised by Summit Investment Partners, Inc., an indirect subsidiary of UNIFI Mutual Holding Company ("UNIFI"). As of September 30, 2008, Summit Investment Partners, Inc. had approximately $1.1 billion in mutual fund assets under management.

Within the UNIFI structure, there is another mutual fund family, the Calvert Family of Funds. The Calvert Funds were founded in 1976 with a focus on tax free and socially responsible investing. As of September 30, 2008, the Calvert Funds had approximately $14.5 billion in assets under management across 42 mutual fund portfolios, ranging from money market, equity, fixed income and tax free funds to variable annuity offerings. CAMCO is the investment adviser to the Calvert Funds.

At in-person meetings held on September 5, 2008 and September 9, 2008, the Board of Directors of Summit Mutual Funds, Inc. considered a proposed internal realignment of the mutual fund operations within UNIFI by combining the Summit and Calvert families of Funds with a view to providing increased shareholder benefits and operational efficiencies. With such a combination, CAMCO will assume the investment advisory role for the entire line-up of Summit Mutual Fund assets. The realignment is expected to:

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    Create economies of scale for shareholders as represented by lower or capped expenses for all Funds with the implementation of a fee cap on the net expense ratio of each Fund for a period of two years.

    Lower sales loads for all Funds thereby potentially increasing future distribution and growth opportunities.

    Expand shareholder and sales support servicing of the Funds.

    Leverage Summit and Calvert existing asset management and distribution strengths.

    Minimize disruption to Summit's distribution partners and shareholders while providing increased growth potential.

The realignment will be effected in several ways. Certain of the funds in the Summit Family of Funds will continue in their current form, but will be advised by CAMCO. CAMCO will then engage Summit Investment Partners, Inc., among others, to provide the day-to-day management of certain of those Funds in a sub-advisory role. Summit Bond, and certain other Summit Funds which are the subject of a separate Prospectus/Proxy Statement, will be reorganized into comparable Calvert Funds.

Board Considerations. The Board of Directors, including the Summit Independent Directors, believes that the proposed Reorganization is in the best interest of the shareholders of Summit Bond and accordingly has authorized the submission of the Reorganization Plan to the Summit Bond shareholders for their approval.

At their in-person meetings of Directors held on September 5, 2008 and September 9, 2008, the Board of Directors considered management's recommendation to reorganize Summit Bond into CVS Income. In determining whether it was appropriate to recommend approval by shareholders, the Board requested information, provided by both management of Summit Investment Partners, Inc. and by CAMCO, which it believed to be reasonably necessary to reach its conclusion. The Directors carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. After considering various factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board of Directors determined that the Reorganization of Summit Bond into CVS Income would be in the best interest of Summit Bond and its shareholders.

The Directors reviewed various challenges to the continuing viability of Summit Bond. The Board also considered potential benefits to the shareholders of the Portfolio from the Reorganization, including the opportunity for improved performance due to CVS Income's better performance record than that of Summit Bond over each year since 2003 (other than 2006, when Summit Bond's performance was slightly better).

The Reorganization will allow Summit Bond's shareholders to continue to participate in a professionally-managed portfolio which has investment strategies compatible with those of their fund. The Board of Directors, in recommending the proposed Reorganization, considered a number of factors, including the following:

  The capabilities, investment experience, and resources of CAMCO;

  The current size and future growth prospects of Summit Bond compared to those of CVS Income;

  The compatibility of the investment objective, investment policy and risks of CVS Income with those of Summit Bond;

  The expenses and advisory fees applicable to Summit Bond and CVS Income before the Reorganization;

  The fact that in order not to increase expenses to shareholders of Summit Bond, CAMCO has agreed to enter an expense limitation agreement with Calvert Variable Series, Inc. under which net expenses for CVS Income will be limited for two years following the Reorganization to the net expense rate of Summit Bond in effect as of November 30, 2008;

  Economies of scale which may potentially be realized as a result of the Reorganization;

  The relative investment performance of Summit Bond as compared to that of CVS Income;

  The service features available to shareholders of both Summit Bond and CVS Income;

  The terms and conditions of the Reorganization Plan;

  The fact that the Reorganization will not dilute the interests of Summit Bond's current shareholders and that the terms of the Reorganization Plan are fair and reasonable and consistent with industry practice;

  The tax-free nature of the Reorganization to Summit Bond and its shareholders;

  The fact that CVS Income will assume the known liabilities of Summit Bond; and

  The costs estimated to be incurred to complete the Reorganization, including the fact that Summit Bond will not bear any expenses relating to the Reorganization and that all costs incurred by Summit Bond and CVS Income in connection with the Reorganization will be paid by CAMCO or Summit Investment Partners, Inc.

Following review of the materials provided and the terms of the Reorganization Plan, the Summit Independent Directors approved the proposed Reorganization and recommended its approval by Summit Bond's shareholders. In connection with their approval, the Summit Independent Directors considered, among other things, that: (1) because the Reorganization is to be effected on the basis that the value of CVS Income shares to be received by Summit Bond's Record Holders will be equal to the value of Summit Bond shares surrendered in exchange therefor, shareholders of Summit Bond will not experience any dilution in the value of their investment as a result of the Reorganization; and (2) Summit Bond will receive an opinion of counsel that the exchanges contemplated by the Reorganization would be tax-free for federal income tax purposes.

At a regular meeting of Directors held on September 11, 2008, the Board of Directors of Calvert Variable Series, Inc. considered management's recommendation to merge Summit Bond into CVS Income, along with information provided by management of CAMCO. The Board of Directors considered, among other things, the terms and conditions of the Reorganization, the opportunity to add assets to CVS Income, that shareholders of CVS Income will not experience any dilution in the value of their investment as a result of the Reorganization, and that CVS Income will receive an opinion of counsel that the exchanges contemplated by the Reorganization would be tax-free for federal income tax purposes. The Directors of Calvert Variable Series, Inc., including the Independent Directors, concluded that the proposed Reorganization would be in the best interests of the shareholders of CVS Income and that the interests of its shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. The Directors of Calvert Variable Series, Inc. therefore approved the Reorganization on behalf of CVS Income. The votes of the shareholders of CVS Income are not being solicited by this Prospectus/Proxy Statement because their approval or consent is not necessary for the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

The following summary is qualified in it is entirety by reference to the Reorganization Plan, the form of which is attached as Exhibit A to this Prospectus/Proxy Statement.

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Plan of Reorganization. The proposed Reorganization Plan provides that CVS Income will acquire all the assets of Summit Bond in exchange for shares of CVS Income, and that CVS Income will assume the known liabilities of Summit Bond. The Reorganization is expected to be completed on or about December 12, 2008 or such later date as the parties may mutually agree.

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The value of the full and fractional shares of CVS Income to be issued to Record Holders of Summit Bond will equal the value of the shares of Summit Bond outstanding immediately prior to the Reorganization. Portfolio securities of Summit Bond will be valued in accordance with the valuation practices of CVS Income.

At the time of the Reorganization, Summit Bond will pay all of its obligations and liabilities, and prior to the Reorganization will issue a dividend to distribute to its Record Holders any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed (after reductions for any capital loss carryforward). The Reorganization will be accounted for by the method of accounting commonly used by open-end investment companies.

As soon as practicable after the Closing Date, Summit Bond will liquidate and distribute pro rata to its Record Holders as of the close of business on the Closing Date full and fractional shares of CVS Income at a total net asset value equal to the value of the Record Holder's shares of Summit Bond computed as of the close of business on the Valuation Date (the business day immediately preceding the Closing Date). This method of valuation is consistent with interpretations of Rule 22c-1 under the 1940 Act by the SEC's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of CVS Income, representing the respective pro rata number of full and fractional shares of CVS Income due Record Holders of Summit Bond. Share certificates will not be issued in connection with the Reorganization.

The consummation of the Reorganization Plan is subject to the conditions set forth therein, including the following: the Reorganization Plan shall have been approved by the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of Summit Bond. As indicated above, the votes of the shareholders of CVS Income are not being solicited because their approval or consent is not necessary for the Reorganization.

Representations, Warranties and, Agreements. Both parties to the Reorganization shall have complied with their respective responsibilities under the Reorganization Plan, the respective representations and warranties contained in the Reorganization Plan shall be true in all material respects as of the Closing Date, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of either Portfolio since June 30, 2008. Both parties shall produce certificates satisfactory in form and substance indicating that they have met the terms of the Reorganization Plan.

Tax Opinion. For the purposes of this tax section, "Record Holder" refers to the separate accounts through which the Insurance Companies own shares of Summit Bond stock. Assuming each shareholder's policy or contract is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the Reorganization.

Both parties to the Reorganization shall have received an opinion of counsel, addressed to the Portfolios and in form and substance satisfactory to each party, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code (the "Code") to Summit Bond, CVS Income, and their respective Record Holders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Reorganization Plan, this Prospectus/Proxy Statement, and on other written representations as Summit Bond and CVS Income, respectively, will have verified. The opinion of counsel will indicate to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, upon consummation of the Reorganization:

  Neither Summit Bond nor CVS Income will recognize any gain or loss upon the transfer of the assets of Summit Bond to CVS Income in exchange for CVS Income shares, and, in the case of Summit Bond, upon the distribution (whether actual or constructive) of CVS Income shares to Summit Bond Record Holders in exchange for their shares of capital stock of Summit Bond;

  The Record Holders of Summit Bond who receive CVS Income shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of Summit Bond for CVS Income shares (including any share interests they are deemed to have received) pursuant to the Reorganization;

  The tax basis of CVS Income shares received by Record Holders of Summit Bond will be the same as the tax basis of the shares of capital stock of Summit Bond surrendered in the exchange; and the holding period of CVS Income shares received by each Record Holder of Summit Bond will include the period during which the shares of Summit Bond exchanged therefor were held by such Record Holder, provided the shares of Summit Bond were held as a capital asset on the date of the Reorganization; and

  The tax basis of Summit Bond's assets acquired by CVS Income will be the same as the tax basis of such assets to Summit Bond immediately prior to the Reorganization, and the holding period of the assets of Summit Bond in the hands of CVS Income will include the period during which those assets were held by Summit Bond.

The Reorganization Plan may be amended by mutual written consent of the parties authorized by the Directors of each party before or after approval of the Reorganization Plan by shareholders of Summit Bond, but after such approval, no amendment may be made that substantially changes the terms of the Reorganization Plan.

The Reorganization Plan may be terminated, and the Reorganization abandoned, at any time prior to the Closing Date by either party upon notice to the other party, whether before or after approval by shareholders of Summit Bond, or by either party by notice to the other party at any time prior to the Closing Date if any material condition to its performance under the Reorganization Plan or a material covenant of the other party set forth in the Reorganization Plan has not been fulfilled, or a material default or material breach of the Reorganization Plan is made by the other party.

Description of CVS Income Shares. In accordance with the procedures under the Reorganization Plan as described above, each Record Holder of Summit Bond will receive that number of full and fractional shares of CVS Income equal in value at the Valuation Date to the value of the shares of Summit Bond which such Record Holder shareholder currently holds. Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

The shares of CVS Income are sold at NAV without any front-end or deferred sales charges, and are not subject to distribution-related or shareholder-servicing related fees. Because the transfer will be effected at NAV without the imposition of a sales charge, Summit Bond Record Holders will receive CVS Income shares without paying any front-end sales charge or a contingent deferred sales charge as a result of the Reorganization.

After the Reorganization, to the extent that your Policy, Contract or Plan is invested in shares of CVS Income, the value of your Policy, Contract or Plan interest will depend on the performance of CVS Income, rather than that of Summit Bond.

Following the Reorganization, the shares of CVS Income will be sold only to insurance companies for allocation to their separate accounts to fund the benefits under variable annuity and variable life insurance policies issued by such companies, and to certain pension or retirement plans that are qualified plans under federal tax law. The interest of a policy or contract owner or plan participant in the shares will be subject to the terms of the particular annuity or life insurance policy or plan, and is described in the prospectus for the applicable policy or contract, or the plan documents.

Federal Income Tax Consequences. The Reorganization Plan is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code. Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable, and Record Holders could recognize a gain or loss on the transaction.

Since the Record Holders of the Portfolios are insurance companies, this Prospectus/Proxy Statement does not contain a detailed discussion of federal income tax consequences at the shareholder level. For information concerning federal tax consequences to purchasers of variable contracts or life insurance policies, see the prospectuses for the contracts or policies.

Effect of the Reorganization on Capital Loss Carryforwards. The following table provides comparative information regarding realized capital gains and losses and net unrealized appreciation or depreciation of portfolio securities as of June 30, 2008, and the capital loss carryforwards as of December 31, 2007, for Summit Bond.

Summit Bond
Capital Loss Carryforward
Expiring December 31:
2008	2009	2010	2012	2014
($4,452,042)	($119,441)	($1,273,958)	($75,650)	($241,081)

Net realized gain (loss) on investments			$247,103
Net unrealized appreciation (depreciation) on investments			($895,276)

If the Reorganization does not occur, Summit Bond's loss carryforwards should be available to offset any net realized capital gains of the Summit Bond through their expiration date in December 2014. It is anticipated that no distributions of net realized capital gains would be made by Summit Bond until the capital loss carryforwards expire or are offset by net realized capital gains.

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If the Reorganization is consummated, CVS Income will be constrained in the extent to which it can use the capital loss carryforwards of Summit Bond because of limitations imposed by the Code, on the occurrence of an ownership change. CVS Income should be able to use in each year a capital loss carryforward in an amount equal to the net asset value of Summit Bond on the date of the Reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 2008, the amount of capital loss carryforward that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the date of the Reorganization, currently anticipated to close on or about December 12, 2008.

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CAMCO believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, since the Record Holders, as separate accounts of the Insurance Companies, pay no tax on their income.

Expenses. As indicated above, in order not to increase expenses to shareholders of Summit Bond, CAMCO has agreed to enter an expense limitation agreement with Calvert Variable Series, Inc. under which total net expenses for CVS Income will be limited for two years following the Reorganization to the net expense rate of Summit Bond in effect as of November 30, 2008.

Capitalization. The following table shows the capitalization of Summit Bond and CVS Income as of June 30, 2008, and on a pro forma basis the capitalization of the Combined Fund as of that date, giving effect to the proposed acquisition of assets at net asset value.

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Capitalization	(Merging Fund)	(Acquiring Fund)	Pro Forma Adjustments*	(Pro Forma Combined Fund)
	Summit Bond	CVS Income		CVS Income **
Net Assets	$23,602,695	$78,643,780	$ ---	$102,246,475

Shares Outstanding	542,963	4,940,050	939,618	6,422,631

Net Asset Value per Share	$43.47	$15.92	$ ---	$15.92

* Share adjustment is necessary when issuing CVS Income shares to Summit Bond shareholders because the Portfolios' net asset values are different.

** The pro forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganization. The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each Portfolio on the acquisition date.

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COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

Following the Reorganization, the operations of CVS Income will be governed by the Articles of Incorporation and Bylaws of Calvert Variable Series, Inc. as they now exist. After a review of both Portfolios' respective organizational documents (i.e., the applicable Articles of Incorporation and By-laws), the following compares certain significant aspects of the rights of shareholders of Summit Bond and CVS Income.

Form of Organization. Summit Bond is a diversified series of Summit Mutual Funds, Inc., an open-end management investment company registered with the SEC under the 1940 Act and organized as a Maryland corporation in January 1984. CVS Income is a non-diversified series of Calvert Variable Series, Inc., an open-end management investment company registered with the SEC under the 1940 Act and organized as a Maryland corporation in September 1982. Each of Summit Mutual Funds, Inc. and Calvert Variable Series, Inc. is governed by its respective Articles of Incorporation and By-Laws, its Board of Directors, and applicable Maryland law.

The series of each of Summit Mutual Funds, Inc. and Calvert Variable Series, Inc. consist of Summit Bond and CVS Income, respectively, and other mutual funds of various asset classes. The shares of Summit Mutual Funds, Inc. are divided into a number of variable Portfolios (under Summit Pinnacle Series), and a number of retail Funds (under Summit Apex Series).

Each of Summit Mutual Funds, Inc. and Calvert Variable Series, Inc. currently offers shares of its portfolios to insurance company separate accounts to serve as an investment vehicle for variable life insurance policies and variable annuity contracts issued by the insurance company. Shares of the Pinnacle Series portfolios of Summit Mutual Funds, Inc., are also offered directly to qualified pension and retirement plans.

Capitalization. The beneficial interests in Summit Mutual Funds, Inc. are represented by 1,130,000,000 authorized transferable shares of common stock, par value $0.10 per share. The beneficial interests in Calvert Variable Series, Inc. are represented by 32,500,000,000 authorized transferable shares of common stock, par value $0.01 per share. The Articles of Incorporation of each of Summit Mutual Funds, Inc. and Calvert Variable Series, Inc. permit the respective Directors to allocate shares into classes or series, with rights determined by the Directors, without shareholder approval. Each Portfolio offers one class of shares.

Shareholder Liability. Under Maryland law, shareholders of each Portfolio have no personal liability as such for the acts or obligations of the respective Portfolio or for those of Summit Mutual Funds, Inc. or Calvert Variable Series, Inc., as applicable.

Shareholder Meetings and Voting Rights. Neither Summit Mutual Funds, Inc., on behalf of Summit Bond, nor Calvert Variable Series, Inc., on behalf of CVS Income, is required to hold annual meetings of shareholders. A shareholder meeting may be called by the Chairman of the Board of Summit Mutual Funds, Inc., the President, a majority of the Summit Directors, or by the President at the request of the holders of a majority of the outstanding shares entitled to vote. A shareholder meeting may be called by the Chairman of the Board of Calvert Variable Series, Inc. at any time at the direction of the Board, or by the Secretary of Calvert Variable Series Inc. upon written request of the holders of not less than 25% of the outstanding shares entitled to vote at the meeting, or as required by law or regulation.

A majority of the outstanding shares of each Portfolio entitled to vote, present in person or represented at the meeting by proxy, constitutes a quorum for consideration of a matter at a shareholders' meeting. When a quorum is present at a meeting, a majority of the shares represented (greater than 50%) of each Portfolio is sufficient to act on a matter, unless a larger or different vote is required by law, including the 1940 Act, or in the case of Summit Bond, by the applicable governing documents.

Shares of a Portfolio represent an equal pro rata interest in the applicable Portfolio and generally have equal voting, redemption, dividend, liquidation and other rights. Shareholders of a Portfolio are entitled to receive dividends and other amounts as determined by the respective Directors. Shareholders of each Portfolio vote separately, by Portfolio, as to matters that affect only their particular Portfolio.

Each share of a Portfolio is entitled to one vote and each fractional share amount is entitled to a proportional fractional vote. Shares of each Portfolio have non-cumulative voting rights.

Liquidation. In the event of liquidation or dissolution, the shareholders of a Portfolio being liquidated are entitled to receive, when and as declared by the Directors, the excess of the assets belonging to that Portfolio over the liabilities belonging to the Portfolio, distributed among the shareholders in proportion to the number of shares of such Portfolio held by them on the date of distribution.

Liability and Indemnification of Directors. Each Director or former Director of Summit Mutual Funds, Inc. is entitled to be indemnified against all liabilities, judgments, fines, penalties, settlements and reasonable expenses incurred by him or her in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil or administrative, in which he may become involved as a party or otherwise by reason of his having been a director. However, no such director shall be indemnified for any liabilities or expenses arising by reason of (1) "disabling conduct" (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Director), whether or not there is an adjudication of liability, or (2) service as a director unless such person acted in good faith and reasonably believed that conduct in his or her official capacity was in the best interests of the corporation or that his or her conduct in other cases was not opposed to the best interests of the corporation, and that with respect to a criminal proceeding, such person had no reasonable cause to believe that the conduct was unlawful. A determination whether a director's liability arose out of disabling conduct may be by a final decision on the merits by a court or other body, or in the absence of such a decision, by a reasonable determination that such person was not liable by reason of disabling conduct: by the vote of a majority of a quorum of disinterested directors who are not parties to the action; by independent legal counsel in a written opinion; by majority vote of the shareholders; or by any other reasonable and fair means.

Similarly, a director or former director of Calvert Variable Series, Inc. who is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of his or her service as a director may be indemnified against expenses, judgments, penalties, fines and amounts paid in settlement incurred in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to a criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. In a proceeding brought by or on behalf of the corporation, a director may not be indemnified if he has been adjudged liable for negligence or misconduct in performing his or her duty to the corporation unless the court determines that indemnification is proper in view of the circumstances of the case. Indemnification, unless ordered by a court, may be made only after a determination that the director has met the applicable standard of conduct by: a majority vote of a quorum of Directors not parties to the action; a majority vote of a committee of the Board not parties to the action; a special counsel selected by the Board or by a committee of the Board; or by the stockholders.

The foregoing is only a summary of certain characteristics of the operations of the Articles of Incorporation and By-Laws of each Portfolio and Maryland and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Articles of Incorporation, By-Laws and Maryland and federal law, as applicable, directly for more complete information.

GENERAL INFORMATION ABOUT THE PORTFOLIOS

Both Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file proxy material, reports, and other information with the SEC (Summit Mutual Funds, Inc., File No. 811-04000 and Calvert Variable Series, Inc., File No. 811-03591, respectively). These reports and other information filed by a Portfolio can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549 at prescribed rates. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains reports, other information, and proxy statements filed for the Portfolios.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report to shareholders of Summit Bond for the year ended December 31, 2007, as well as the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of Deloitte & Touche LLP, independent registered public accounting firm for Summit Bond, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

The Annual Report to shareholders of CVS Income for the year ended December 31, 2007, as well as the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm for CVS Income, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

VOTING INFORMATION

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Voting instructions (proxies) from the shareholders of Summit Bond are being solicited by the Directors of Summit Mutual Funds, Inc. for a Special Meeting of Shareholders to be held at Summit Mutual Funds, Inc., 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202 at 9:00 a.m., Eastern Time, on Friday, December 5, 2008, or at such later time or date made necessary by adjournment.

Summit Mutual Funds, Inc. is soliciting proxies by U.S. mail. Additional solicitations may be made by telephone, computer communications, facsimile, or other such means, or by personal contact by officers or employees of Summit Investment Partners, Inc., who will receive no additional compensation for doing so, or by Broadridge, a firm which may be retained, if necessary, to assist in the solicitation of voting instructions and in the distribution and tabulation of proxies.

In accordance with the Reorganization Plan, CAMCO or Summit Investment Partners, Inc. will be responsible for payment of all expenses incurred by Summit Bond and CVS Income in connection with the Reorganization. These expenses are estimated to cost approximately $22,727 to cover all legal and accounting fees and expenses, printing expenses, and other fees and expenses incurred in connection with the consummation of the Reorganization. None of the expenses related to the Reorganization will be paid by Summit Bond or its Policy Owners, Contract Owners, or Plan Participants.

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Quorum. In the event that a quorum is not present at the Meeting, a lesser number of shares may adjourn the Meeting from time to time. The presence in person or by proxy of the holders of a majority of the outstanding shares of Summit Bond entitled to vote is required to constitute a quorum at the Meeting. Shares held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting.

Adjournment. In the event that a quorum is present at the Meeting but sufficient votes to approve the proposal described in this Prospectus/Proxy Statement are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies or to obtain the vote required for approval of the proposal. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against any such adjournment. A shareholder vote may be taken prior to adjournment of the Meeting on the proposal in this Prospectus/Proxy Statement if sufficient votes have been received and it is otherwise appropriate.

Vote Required. If a quorum is present at the Meeting, the affirmative vote of "a majority of the outstanding voting securities", as defined in the 1940 Act, of Summit Bond who are eligible to vote on the proposal is required for approval of the Reorganization into CVS Income. This means that the proposal must be approved by the lesser of:

  67% or more of the shares entitled to vote and present at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy, or more than 50% of the outstanding shares entitled to vote.

Voting by Mail. In addition to voting in person at the Meeting, shareholders also may sign and mail the proxy card received with this Prospectus/Proxy Statement. Timely, properly executed proxies will be voted as instructed by shareholders, and will be voted "FOR" the proposal if the proxy contains no voting instructions.

Revocation. A shareholder may revoke his or her proxy at any time before it is exercised by: (1) written notice of revocation addressed to the Secretary of Summit Mutual Funds, Inc. prior to the Meeting, (2) submitting prior to the Meeting a properly-executed proxy bearing a later date, or (3) attending and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

Abstentions and Broker Non-Votes. Proxies that reflect abstentions and "broker non-votes" will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum but do not represent votes cast with respect to a proposal. "Broker non-votes" are shares held by brokers or nominees as to which (a) such persons have not received instructions from the beneficial owner or other persons entitled to vote and (b) the brokers or nominees do not have discretionary voting power on a particular matter. Accordingly, "broker non-votes" and abstentions effectively will be votes against the Reorganization proposal. Those shares present at the meeting by proxy (including abstentions and broker non-votes) will be voted by the named proxies in their discretion with respect to any proposal to adjourn the meeting to allow for further solicitation of proxies.

Proportional Voting. The Insurance Companies and Plans will vote shares of Summit Bond allocated to the Insurance Companies' registered separate accounts or Plans, respectively, in accordance with instructions received from Policy Owners, Contract Owners, and Plan Participants. The number of shares as to which voting instructions may be given under a Policy, Contract or Plan is determined by the number of full and fractional shares of Summit Bond stock held in an Insurance Company separate account with respect to that particular Policy or Contract, or in a Plan.

Under a "proportional voting" policy adopted by the Summit Board with respect to Pinnacle Series funds, the Insurance Companies will vote all of Summit Bond's shares, including shares held by the Insurance Companies, in proportion to the voting instructions received from Contract Owners and Policy Owners. This means that they will vote Summit Bond shares for which no timely instructions are received in proportion to the instructions they do receive, and that proxies which are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization. An Insurance Company will also vote any shares in its general accounts which are not attributable to Policies or Contracts in the same proportion as it votes shares held in all of the Insurance Company's registered separate accounts, in the aggregate ("echo voting"). As a result, with no minimum amount of instructed shares being required, a minority of Policy Owners and Contract Owners could, in practice, determine the outcome of the vote on the proposed Reorganization.

It is anticipated that Union Central Life Insurance Company will have voting control of Summit Bond by virtue of the shares of the Portfolio allocated to its exempt separate accounts. Attendance by Union Central Life Insurance Company, the legal owner of the shares, at the Meeting will therefore constitute a quorum, and Union Central Life Insurance Company plans to vote "FOR" approval of the proposed Reorganization.

The votes of shareholders of CVS Income are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

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Record Date. Shareholders of Summit Bond of record at the close of business on October 15, 2008 (the record date) are entitled to notice of and to vote at the Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held and fractional shares are entitled to a proportional fractional vote.

As of October 15, 2008, as shown on the books of Summit Bond, the following number of shares of the Portfolio was issued and outstanding:

(Merging Fund)	Number of Shares Outstanding
Summit Bond	500,092.942

As of October 15, 2008, the officers and Directors of Calvert Variable Series, Inc. as a group beneficially owned less than 1% of the outstanding shares of CVS Income.

Control Persons and Principal Holders of Securities. As of October 15, 2008, the Union Central Life Insurance Company owned of record 99.02% of the shares of Summit Bond. The Union Central Life Insurance Company is domiciled in Ohio, and is an affiliate of Summit Bond's investment advisor and principal underwriter. The Union Central Life Insurance Company is a subsidiary of Ameritas Holding Company, which is a subsidiary of UNIFI.

As of October 15, 2008, Ameritas Life Insurance Corporation owned of record 92.4% of the shares of CVS Income. Ameritas Life Insurance Corporation is domiciled in Nebraska, and is an affiliate of CVS Income's investment advisor and principal underwriter. Ameritas Life Insurance Corporation is also a subsidiary of Ameritas Holding Company, which is a subsidiary of UNIFI.

As of October 15, 2008, the following shareholders owned of record 5% or more of the outstanding voting securities of Summit Bond as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
The Union Central Life Insurance Company Individual Cincinnati, OH	399,193.025	79.82%	17.14%
The Union Central Life Insurance Company VUL Cincinnati, OH	96,017.846	19.20%	4.12%

As of October 15, 2008, the following shareholders owned of record 5% or more of the outstanding voting securities of CVS Income as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corporation Account X Lincoln, NE	3,545,363.0980	74.32%	58.36%
Ameritas Life Insurance Corporation Account Y Lincoln, NE	502,829.8170	10.54%	8.28%
Ameritas Life Insurance Corporation	359,583.8920	7.54%	5.92%
The Union Central Life Insurance Company Ameritas Variable Life Insurance Corporation Attn: Variable Trades Lincoln, NE	295,491.1990	6.19%	4.86%

The Union Central Life Insurance Company has advised Summit Mutual Funds, Inc. that as of October 15, 2008 there were no Policy Owners, Contract Owners, or Plan Participants entitled to instruct the Insurance Companies with respect to more than 5% of the shares of Summit Bond.

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SHAREHOLDER PROPOSALS

Summit Mutual Funds, Inc. does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement and form of proxy for any subsequent meeting of shareholders should send their written proposals to the Secretary of Summit Mutual Funds, Inc., 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202. Proposals must be received a reasonable time prior to the date of any such meeting of shareholders to be considered for inclusion in the proxy materials for such meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis. If the proposed Reorganization described in this Prospectus/Proxy Statement is completed, there will be no further meetings of the shareholders of Summit Bond.

OTHER BUSINESS

The Board of Directors does not know of any matters to be presented at the Meeting other than those set forth in this Prospectus/Proxy Statement. If other business should properly come before the Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

By Order of the Board of Directors

John F. Labmeier
Secretary
Summit Mutual Funds, Inc.

THE BOARD OF DIRECTORS OF SUMMIT MUTUAL FUNDS, INC., INCLUDING THE INDEPENDENT DIRECTORS, RECOMMENDS A VOTE FOR APPROVAL OF THE REORGANIZATION PLAN.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY IS REQUESTED. A PRE-ADDRESSED POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

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This AGREEMENT AND PLAN OF REORGANIZATION, dated as of September 11, 2008, is between Summit Mutual Funds, Inc. on behalf of the Summit Bond Portfolio of the Pinnacle Series ("Summit Bond Portfolio"), and Calvert Variable Series, Inc. on behalf of the Calvert Income Portfolio ("CVS Income Portfolio").

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This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization and liquidation will consist of the transfer of all of the assets of Summit Bond Portfolio to CVS Income Portfolio in exchange for shares of beneficial interest of CVS Income Portfolio, the assumption by CVS Income Portfolio of all known liabilities of Summit Bond Portfolio and the distribution of CVS Income Portfolio's shares to the shareholders of Summit Bond Portfolio in complete liquidation of Summit Bond Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of Summit Bond Portfolio shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. CVS Income Portfolio shall furnish to Summit Bond Portfolio such data and information as shall be reasonably requested by Summit Bond Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. Summit Bond Portfolio will convey, transfer, and deliver to CVS Income Portfolio all of the then-existing assets and property of Summit Bond Portfolio including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by Summit Bond Portfolio and any deferred or prepaid expenses shown as an assets on the books of Summit Bond Portfolio at the closing provided for in Section 2(c) of this Agreement (the "Closing"). In consideration thereof, CVS Income Portfolio agrees at the Closing:

(i) to deliver to Summit Bond Portfolio in exchange for the assets the number of full and fractional shares of common stock of CVS Income Portfolio ("CVS Income Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of shares to be issued shall be determined by dividing the per share net asset value of Summit Bond Portfolio Shares (rounded to the nearest millionth) by the net asset value per share of CVS Income Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of Summit Bond Portfolio as of the close of business on the Closing date (the "Closing Date"). It is expressly agreed that there will be no sales charge to Summit Bond Portfolio, or to any of the shareholders of Summit Bond Portfolio upon distribution of CVS Income Portfolio Shares to them.

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(b) Liabilities to be Assumed. CVS Income Portfolio shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of Summit Bond Portfolio prepared on behalf of such Fund, as of the Valuation Date (as defined in Section 3(a)), in accordance with generally accepted accounting principles consistently applied from the prior audited period and certified by the Controller of Summit Bond Portfolio. CVS Income Portfolio shall assume only those liabilities of Summit Bond Portfolio reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of Summit Bond Portfolio.

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(c) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the later of the satisfaction of all representations and warranties contained herein, receipt of all necessary regulatory approvals, or the final adjournment of the meeting of shareholders of Summit Bond Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(d) On or as soon as practicable prior to the Closing Date, Summit Bond Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of Summit Bond Portfolio's net assets to be transferred to CVS Income Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in CVS Income Portfolio's prospectus.

(b) The net asset value per share of CVS Income Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by CVS Income Portfolio's Controller using the same valuation procedures as set forth in CVS Income Portfolio's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of Summit Bond Portfolio's net assets, using the valuation procedures as set forth in Summit Bond Portfolio's prospectus, to be transferred to CVS Income Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of Summit Bond Portfolio, shall be furnished by Summit Bond Portfolio to CVS Income Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of CVS Income Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of CVS Income Portfolio, shall be furnished by CVS Income Portfolio to Summit Bond Portfolio at the Closing.

In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of CVS Income Portfolio or Summit Bond Portfolio (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of Calvert Variable Series, Inc. or Summit Mutual Funds, Inc., accurate appraisal of the value of the net assets of CVS Income Portfolio or Summit Bond Portfolio, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

Summit Mutual Funds, Inc. and Calvert Variable Series, Inc. agree to use commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of CVS Income Portfolio and those determined in accordance with the pricing policies and procedures of Summit Bond Portfolio.

4. LIQUIDATION AND DISSOLUTION

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(a) As soon as practicable after the Closing Date, Summit Bond Portfolio will distribute pro rata to Summit Bond Portfolio shareholders of record as of the close of business on the Closing Date the shares of CVS Income Portfolio received by Summit Bond Portfolio pursuant to Section 2 (a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of CVS Income Portfolio in the names of each such shareholder of Summit Bond Portfolio, representing the respective pro rata number of full shares and fractional interests in shares of CVS Income Portfolio due to each. No such shareholder accounts shall be established by CVS Income Portfolio or the transfer agent for CVS Income Portfolio except pursuant to written instructions from Summit Bond Portfolio, and Summit Bond Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Summit Bond Portfolio shareholder a pro rata share of the number of shares of CVS Income Portfolio received pursuant to Section 2(a) of this Agreement.

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(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by CVS Income Portfolio or its transfer agent to each shareholder of Summit Bond Portfolio receiving such distribution of shares of CVS Income Portfolio informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing holdings of shares of CVS Income Portfolio shall not be issued in connection with the Reorganization. Ownership of shares of CVS Income Portfolio will be shown on the books of CVS Income Portfolio's transfer agent.

(d) As promptly as is practicable after the liquidation of Summit Bond Portfolio, and in no event later than 12 months from the date of this Agreement, Summit Bond Portfolio shall be terminated pursuant to the provisions of the Plan and the By-laws and Articles of Incorporation of Summit Mutual Funds, Inc.

(e) Immediately after the Closing Date, the share transfer books of Summit Bond Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. ARTICLES OF INCORPORATION AND BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of Calvert Variable Series, Inc., which govern its series, CVS Income Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation until amended as provided by law.

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(b) By-laws. The By-laws of Calvert Variable Series, Inc., which govern its series, CVS Income Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with Calvert Variable Series, Inc.'s Articles of Incorporation or said By-laws.

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6. REPRESENTATIONS AND WARRANTIES OF CVS INCOME PORTFOLIO

(a) Organization, Existence, etc. CVS Income Portfolio is a duly organized series of Calvert Variable Series, Inc., validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, Calvert Variable Series, Inc. is not qualified to do business as a foreign corporation under the laws of any jurisdiction. CVS Income Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. Calvert Variable Series, Inc., of which CVS Income Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. CVS Income Portfolio has 1,000,000,000 authorized shares of beneficial interest, $0.01 par value, of which as of June 30, 2008, 4,940,050 shares were outstanding, and no shares were held in the treasury of CVS Income Portfolio. All of the outstanding shares of CVS Income Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since CVS Income Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued Upon Reorganization. CVS Income Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

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(e) Authority Relative to this Agreement. Calvert Variable Series, Inc. has the power to enter into the Plan on behalf of its series, CVS Income Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Calvert Variable Series, Inc. and no other proceedings by Calvert Variable Series, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. CVS Income Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Liabilities. There are no liabilities of CVS Income Portfolio, whether or not determined or determinable, other than liabilities disclosed or provided for in CVS Income Portfolio financial statements for the period ended June 30, 2008 ("CVS Income Portfolio Financial Statements") and liabilities incurred in the ordinary course of business subsequent to June 30, 2008, or otherwise previously disclosed to Summit Bond Portfolio, none of which has been materially adverse to the business, assets or results of operations of CVS Income Portfolio.

(g) Litigation. To the knowledge of Calvert Variable Series, Inc. there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect CVS Income Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to Summit Bond Portfolio under which no default exists, Calvert Variable Series, Inc., on behalf of CVS Income Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of CVS Income Portfolio have been filed for all taxable years up to and including the taxable year ending on the Closing Date, and all taxes payable pursuant to such returns have been paid. CVS Income Portfolio has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of CVS Income Portfolio since commencement of operations, and the taxable year ending on the Closing Date.

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(j) Registration Statement. CVS Income Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of CVS Income Portfolio issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

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Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by CVS Income Portfolio and as pertaining to CVS Income Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Summit Bond Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

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(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF SUMMIT BOND PORTFOLIO

(a) Organization, Existence, etc. Summit Bond Portfolio is a duly organized series of Summit Mutual Funds, Inc., validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, Summit Mutual Funds, Inc. is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Summit Bond Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on the business as now being conducted.

(b) Registration as Investment Company. Summit Mutual Funds, Inc., of which Summit Bond Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. Summit Bond Portfolio has 30,000,000 authorized shares of beneficial interest, $0.10 par value, of which as of June 30, 2008, 542,963 shares were outstanding; and no shares were held in the treasury of Summit Bond Portfolio. All of the outstanding shares of Summit Bond Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since Summit Bond Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of Summit Bond Portfolio may change prior to the Effective Date of the Reorganization.

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(d) Financial Statements. The audited financial statements of Summit Bond Portfolio for the year ended December 31, 2007, to be delivered to CVS Income Portfolio, will fairly present the financial position of Summit Bond Portfolio as of December 31, 2007, and the results of its operations and changes in net assets for the year then ended. The unaudited financial statements of Summit Bond Portfolio for the period ended June 30, 2008 ("Summit Bond Portfolio Financial Statements") fairly present the financial position of Summit Bond Portfolio as of June 30, 2008 and the results of its operations and changes in net assets for the period then ended.

(e) Authority Relative to this Agreement. Summit Mutual Funds, Inc. has the power to enter into the Plan on behalf of its series, Summit Bond Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Summit Mutual Funds, Inc. and, except for approval by the holders of its capital stock, no other proceedings by Summit Mutual Funds, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Summit Bond Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Liabilities. There are no liabilities of Summit Bond Portfolio whether or not determined or determinable, other than liabilities disclosed or provided for in Summit Bond Portfolio Financial Statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2008, or otherwise previously disclosed to CVS Income Portfolio, none of which has been materially adverse to the business, assets, or results of operations of Summit Bond Portfolio.

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(g) Litigation. To the knowledge of Summit Mutual Funds, Inc., there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Summit Bond Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to CVS Income Portfolio under which no default exists, Summit Mutual Funds, Inc., on behalf of Summit Bond Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of Summit Bond Portfolio have been filed for all taxable years up to and including the taxable year ending on the Closing Date, and all taxes payable pursuant to such returns have been paid. Summit Bond Portfolio has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of Summit Bond Portfolio since commencement of operations, and the taxable year ending on the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of Summit Bond Portfolio as of the Effective Time of the Reorganization will be owned by Summit Mutual Funds, Inc. on behalf of Summit Bond Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. Summit Bond Portfolio will cooperate with CVS Income Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to CVS Income Portfolio the information relating to Summit Bond Portfolio required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to Summit Bond Portfolio:

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(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

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(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by CVS Income Portfolio, insofar as it relates to Summit Bond Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Summit Bond Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF CVS INCOME PORTFOLIO

The obligations of CVS Income Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Discharge of Liabilities. Summit Bond Portfolio shall endeavor to have discharged all of its known liabilities and obligations prior to the Effective Time of the Reorganization.

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(b) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, Summit Bond Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of Summit Bond Portfolio since June 30, 2008. As of the Effective Time of the Reorganization, CVS Income Portfolio shall have received a certificate from Summit Bond Portfolio satisfactory in form and substance to CVS Income Portfolio indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

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(d) Tax Opinion. CVS Income Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to CVS Income Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Summit Bond Portfolio and the shareholders of Summit Bond Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Summit Bond Portfolio in connection with the Reorganization, and on such other written representations as Summit Bond Portfolio and CVS Income Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither Summit Bond Portfolio nor CVS Income Portfolio will recognize any gain or loss upon the transfer of the assets of Summit Bond Portfolio to CVS Income Portfolio in exchange for CVS Income Portfolio Shares and upon the distribution (whether actual or constructive) of CVS Income Portfolio Shares to the shareholders of Summit Bond Portfolio in exchange for their shares of capital stock of Summit Bond Portfolio;

(ii) the shareholders of Summit Bond Portfolio who receive CVS Income Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Summit Bond Portfolio for CVS Income Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of CVS Income Portfolio Shares received by Summit Bond Portfolio's shareholders will be the same as the basis of the shares of capital stock of Summit Bond Portfolio surrendered in the exchange, and the holding period of CVS Income Portfolio shares received by each shareholder of Summit Bond Portfolio will include the period during which the shares of Summit Bond Portfolio exchanged therefor were held by such shareholder, provided the shares of Summit Bond Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of Summit Bond Portfolio's assets acquired by CVS Income Portfolio will be the same as the basis of such assets to Summit Bond Portfolio immediately prior to the Reorganization, and the holding period of the assets of Summit Bond Portfolio in the hands of CVS Income Portfolio will include the period during which those assets were held by Summit Bond Portfolio.

(e) Opinion of Counsel. CVS Income Portfolio shall have received the opinion of counsel for Summit Bond Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to CVS Income Portfolio, to the effect that:

(i) Summit Mutual Funds, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) Summit Bond Portfolio is a series of Summit Mutual Funds, Inc.; and

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(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Summit Mutual Funds, Inc., and the Plan has been duly executed and delivered by Summit Mutual Funds, Inc. on behalf of Summit Bond Portfolio and, assuming due authorization, execution, and delivery of the Plan by Calvert Variable Series, Inc., is a valid and binding obligation of Summit Mutual Funds, Inc. and its series, Summit Bond Portfolio.

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9. CONDITIONS TO OBLIGATIONS OF SUMMIT BOND PORTFOLIO

The obligations of Summit Bond Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

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(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of Summit Bond Portfolio. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of Summit Bond Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of Summit Bond Portfolio entitled to vote.

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(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, CVS Income Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of CVS Income Portfolio since June 30, 2008. As of the Effective Time of the Reorganization, Summit Bond Portfolio shall have received a certificate from CVS Income Portfolio satisfactory in form and substance to Summit Bond Portfolio indicating that it has met the terms stated in this Section.

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(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

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(d) Tax Opinion. Summit Bond Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Summit Bond Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to CVS Income Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Summit Bond Portfolio in connection with the Reorganization, and on such other written representations as Summit Bond Portfolio and CVS Income Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither Summit Bond Portfolio nor CVS Income Portfolio will recognize any gain or loss upon the transfer of the assets of Summit Bond Portfolio to CVS Income Portfolio in exchange for CVS Income Portfolio Shares and upon the distribution (whether actual or constructive) of CVS Income Portfolio Shares to the shareholders of Summit Bond Portfolio in exchange for their shares of capital stock of Summit Bond Portfolio;

(ii) the shareholders of Summit Bond Portfolio who receive CVS Income Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Summit Bond Portfolio for CVS Income Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of CVS Income Portfolio Shares received by Summit Bond Portfolio's shareholders will be the same as the basis of the shares of capital stock of Summit Bond Portfolio surrendered in the exchange, and the holding period of CVS Income Portfolio shares received by each shareholder of Summit Bond Portfolio will include the period during which the shares of Summit Bond Portfolio exchanged therefor were held by such shareholder, provided the shares of Summit Bond Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of Summit Bond Portfolio assets acquired by CVS Income Portfolio will be the same as the basis of such assets to Summit Bond Portfolio immediately prior to the Reorganization, and the holding period of the assets of Summit Bond Portfolio in the hands of CVS Income Portfolio will include the period during which those assets were held by Summit Bond Portfolio.

(e) Opinion of Counsel. Summit Bond Portfolio shall have received the opinion of counsel for CVS Income Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Summit Bond Portfolio, to the effect that:

(i) Calvert Variable Series, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) CVS Income Portfolio is a series of Calvert Variable Series, Inc.;

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(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Calvert Variable Series, Inc., and the Plan has been duly executed and delivered by Calvert Variable Series, Inc. on behalf of CVS Income Portfolio and, assuming due authorization, execution, and delivery of the Plan by Summit Mutual Funds, Inc., is a valid and binding obligation of Calvert Variable Series, Inc. and its series, CVS Income Portfolio;

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(iv) CVS Income Portfolio shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of CVS Income Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of Summit Bond Portfolio, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) Summit Bond Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to CVS Income Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of CVS Income Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by CVS Income Portfolio.

(d) CVS Income Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Summit Bond Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of Summit Bond Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Summit Bond Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of Summit Bond Portfolio, without liability on the part of either party hereto or its respective Directors, officers, or shareholders, and shall be terminated without liability as of the close of business on January 31, 2009, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

The expenses incurred by each Portfolio in connection with this Reorganization will be paid by Calvert Asset Management Company, Inc. or Summit Investment Partners, Inc.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, Summit Bond Portfolio and CVS Income Portfolio have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

SUMMIT MUTUAL FUNDS, INC. on behalf of Summit Bond Portfolio

Attest:
By: ____________________	By: _________________________ Name: Title:

CALVERT VARIABLE SERIES, INC. on behalf of CVS Income Portfolio

By: ____________________	By: _________________________ Name: Title:

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PROXY

SUMMIT MUTUAL FUNDS, INC.
SUMMIT BOND PORTFOLIO

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS.

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The undersigned, revoking previous proxies, hereby appoints Thomas G. Knipper and John F. Labmeier, and each of them separately, true and lawful attorneys with full power of substitution of each, and hereby authorizes them to represent and to vote all shares that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Bond Portfolio of Summit Mutual Funds, Inc., to be held at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202 on Friday, December 5, 2008, at 9:00 a.m., Eastern Time, and at any adjournment thereof (the "Meeting") as indicated on the reverse side. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the Meeting.

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NOTE: Please sign this card exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

Signature and Title (if applicable): ___________________________________

Signature (if held jointly):__________________________________________

Date: ______________________________________________________, 2008

PLEASE SIGN, DATE AND VOTE, AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. Receipt of the Notice of Special Meeting and the accompanying Prospectus/Proxy Statement is hereby acknowledged.

IF NO CHOICE IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

_____________________________________________________________________________

The Board of Directors recommends a vote FOR the following proposal.

Please mark one box below in blue or black ink.

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1. To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the Summit Bond Portfolio, a series of Summit Mutual Funds, Inc., to the Calvert Income Portfolio, a series of Calvert Variable Series, Inc., in exchange for shares of the Calvert Income Portfolio. The Reorganization Plan also provides for distribution of these shares of the Calvert Income Portfolio to shareholders of the Summit Bond Portfolio in liquidation and subsequent termination of the Summit Bond Portfolio. Under the Reorganization Plan, the Calvert Income Portfolio will also assume the known liabilities of the Summit Bond Portfolio.

             [    ] For               [    ] Against                [    ] Abstain

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FORM N-14
PART B

Acquisition of the Assets of the
SUMMIT BOND PORTFOLIO,
a series under the Pinnacle Series of Summit Mutual Funds, Inc.

312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
1-877-546-3863

By and in Exchange for Shares of the
CALVERT INCOME PORTFOLIO,
a series of Calvert Variable Series, Inc.

4500 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

STATEMENT OF ADDITIONAL INFORMATION

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October 24, 2008

This Statement of Additional Information (the "Reorganization SAI") relates to the proposed transfer of the assets of the Summit Bond Portfolio ("Summit Bond"), a series of Summit Mutual Funds, Inc., to the Calvert Income Portfolio ("CVS Income"), a series of Calvert Variable Series, Inc., in exchange for shares of CVS Income (to be distributed to holders of shares of Summit Bond in complete liquidation of Summit Bond) (the "Reorganization"). In the Reorganization, CVS Income will also assume the known liabilities of Summit Bond.

This Reorganization SAI contains additional information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated October 24, 2008 of Summit Bond (the "Prospectus/Proxy Statement"), which relates to the Reorganization. This Reorganization SAI consists of the information set forth below pertaining to Summit Bond and CVS Income and the following described documents, each of which is incorporated by reference herein:

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  Prospectus of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Bond dated May 1, 2008, filed with the Securities and Exchange Commission on April 30, 2008 (Summit Mutual Funds, Inc., Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A, File No. 002-90309);

  Statement of Additional Information of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Bond dated May 1, 2008, filed with the Securities and Exchange Commission on April 30, 2008 (Summit Mutual Funds, Inc., Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A, File No. 002-90309);


  Annual Report to Shareholders of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Bond for the year ended December 31, 2007, including the report of Deloitte & Touche LLP and containing historical financial information relating to Summit Bond, filed with the Securities and Exchange Commission on March 11, 2008 (Summit Mutual Funds, Inc., Form N-CSR, File No. 002-90309). The Annual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about February 25, 2008;

  Semiannual Report to Shareholders of Summit Mutual Funds, Inc. (Summit Pinnacle Series) relating to Summit Bond for the period ended June 30, 2008, filed with the Securities and Exchange Commission on September 8, 2008 and containing historical financial information relating to Summit Bond (Summit Mutual Funds, Inc., Form N-CSRS, File No. 002-90309). The Semiannual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about August 20, 2008;


  Prospectus of Calvert Variable Series, Inc. relating to CVS Income dated April 30, 2008, filed with the Securities and Exchange Commission on April 29, 2008 (Calvert Variable Series, Inc., Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A, File No. 002-80154);

  Statement of Additional Information of Calvert Variable Series, Inc. relating to CVS Income dated April 30, 2008, filed with the Securities and Exchange Commission on April 29, 2008 (Calvert Variable Series, Inc., Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A, File No. 002-80154);


  Annual Report to Shareholders of Calvert Variable Series, Inc. relating to CVS Income for the year ended December 31, 2007, including the report of KPMG LLP and containing historical financial information relating to CVS Income, filed with the Securities and Exchange Commission on March 6, 2008 (Calvert Variable Series, Inc., Form N-CSR, File No. 002-80154). The Annual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about February 15, 2008;

  Semiannual Report to Shareholders of Calvert Variable Series, Inc. relating to CVS Income for the period ended June 30, 2008, containing historical financial information relating to CVS Income, filed with the Securities and Exchange Commission on September 4, 2008 (Calvert Variable Series, Inc., Form N-CSRS, File No. 002-80154). The Semiannual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about August 14, 2008;


  Pro Forma Combining Financial Statements, dated as of December 31, 2007 and June 30, 2008, attached hereto.


This Reorganization SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement of Summit Bond and CVS Income dated October 24, 2008. The Prospectus/Proxy Statement was filed with the Securities and Exchange Commission on October 23, 2008 (Calvert Variable Series, Inc., Registration Statement on Form N-14, File No. 333-153513) and is available upon request and without charge by writing to Calvert Variable Series, Inc., 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814 or by calling 800-368-2745.

Pro Forma Financial Statements for the Periods Ending December 31, 2007 (Unaudited) and June 30, 2008 (Unaudited). The following unaudited Pro Forma Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Summit Bond Portfolio and the Calvert Income Portfolio (individually referred to as the "Portfolio" or collectively as the "Portfolios"), for periods ended December 31, 2007 and June 30, 2008. Summit Bond Portfolio (the "Merging Fund") will be reorganized into Calvert Income Portfolio (the "Acquiring Fund") as of the close of business on or about December 12, 2008. For purposes of these Pro Forma Statements, the financial information covers the periods from January 1, 2007 to December 31, 2007, and January 1, 2008 to June 30, 2008. These statements have been derived from the books and records utilized in calculating daily net asset values at December 31, 2007 and June 30, 2008.


The Pro Forma Statement of Assets and Liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The Pro Forma Statement of Operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only; however, it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal years. The Pro Forma Statements of Operations have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

The Calvert Income Portfolio constitutes the surviving entity for financial reporting purposes; therefore it is deemed the "accounting survivor" for the merger.


SUMMIT PINNACLE BOND PORTFOLIO
CALVERT VARIABLE SERIES, INC. INCOME PORTFOLIO
PROFORMA SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
	PINNACLE BOND		CVS CALVERT INCOME		PROFORMA ADJUSTMENTS		COMBINED CVS CALVERT INCOME
Asset Backed Securities - 1.8%	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE
America West Airlines Inc, 7.10%, 10/2/22	196,357	195,375	-	-	-	-	196,357	195,375
Asset Backed Funding Certificates, 5.24%, 11/25/34 (r)	170,000	138,654	-	-	-	-	170,000	138,654
Capital Auto Receivables Asset Trust, 5.40%, 10/15/09	-	-	400,000	401,378	-	-	400,000	401,378
Captec Franchise Trust, 8.155%, 6/15/13 (e)	-	-	200,000	210,317	-	-	200,000	210,317
Centex Home Equity, 7.86%, 7/25/32 (r)	41,058	36,233	-	-	-	-	41,058	36,233
Countrywide Asset-Backed Certificates, 5.315%, 11/25/34 (r)	-	-	89,171	81,756	-	-	89,171	81,756
Dunkin Securitization, 5.779%, 6/20/31 (e)	-	-	250,000	240,948	-	-	250,000	240,948
First Franklin Mortgage Loan Asset Backed Certificates, 7.795%, 7/25/33 (r)	49,519	31,005	-	-	-	-	49,519	31,005
GE Dealer Floorplan Master Note Trust, 4.959%, 4/20/11 (r)	-	-	100,000	99,256	-	-	100,000	99,256
Golden Securities Corp., 5.525%, 12/2/13 (e)(r)	-	-	32,028	31,981	-	-	32,028	31,981
GS Auto Loan Trust, 2.65%, 5/16/11	-	-	48,207	48,168	-	-	48,207	48,168
Household Automotive Trust, 3.93%, 7/18/11	-	-	256,168	255,196	-	-	256,168	255,196
JET Equipment Trust, 7.63%, 2/15/15 (b)(e)(h)(i)	27,324	151	-	-	-	-	27,324	151
Toyota Auto Receivables Owner Trust, 2.79%, 1/15/10	-	-	21,712	21,695	-	-	21,712	21,695
World Financial Network, Credit Card Master Note Trust,, 5.398%, 5/15/12 (r)	-	-	100,000	100,115	-	-	100,000	100,115

Total Asset Backed Securities (Cost $1,980,840)		401,418		1,490,810				1,892,228

Collateralized Mortgage-Backed Obligations (privately originated) - 5.5%
American Home Mortgage Assets, 2.654%, 5/25/46 (r)	-	-	1,037,440	43,443	-	-	1,037,440	43,443
Banc of America Alternative Loan Trust:
4.75%, 8/25/18	277,487	224,657	-	-	-	-	277,487	224,657
4.75%, 10/25/18	117,106	82,634	-	-	-	-	117,106	82,634
Banc of America Funding Corp, 6.382%, 6/25/32 (r)	197,736	192,497	-	-	-	-	197,736	192,497
Banc of America Mortgage Securities Inc:
4.797%, 8/25/19 (r)	258,005	226,255	-	-	-	-	258,005	226,255
6.75%, 3/20/31	152,923	152,611	-	-	-	-	152,923	152,611
7.363%, 6/20/32 (r)	53,727	54,497	-	-	-	-	53,727	54,497
5.50%, 7/25/34	151,962	151,537	-	-	-	-	151,962	151,537
Chase Funding Mortgage Loan, 4.045%, 5/25/33	-	-	191,452	188,983	-	-	191,452	188,983
Citicorp Mortgage Securities Inc, 4.50%, 11/25/18	762,903	747,645	-	-	-	-	762,903	747,645
Countrywide Home Loan Mortgage Pass Through Trust:
4.574%, 2/19/34 (r)	353,130	345,697	-	-	-	-	353,130	345,697
6.00%, 4/25/36	342,581	297,934	-	-	-	-	342,581	297,934
5.75%, 5/25/37	397,639	358,106	-	-	-	-	397,639	358,106
Credit Suisse Mortgage Capital Certificates, 5.745%, 5/25/36 (r)	214,990	153,545	-	-	-	-	214,990	153,545
CS First Boston Mortgage Securities Corp, 4.756%, 9/25/19 (r)	248,891	192,932	-	-	-	-	248,891	192,932
GMAC Mortgage Corp Loan Trust, 5.25%, 4/25/34	108,304	108,085	-	-	-	-	108,304	108,085
Impac CMB Trust:
5.175%, 4/25/35 (r)	-	-	133,865	128,429	-	-	133,865	128,429
5.135%, 5/25/35 (r)	-	-	29,754	27,675	-	-	29,754	27,675
5.185%, 8/25/35 (r)	-	-	114,363	112,537	-	-	114,363	112,537
Lehman Mortgage Trust, 5.573%, 12/25/35	394,593	215,147	-	-	-	-	394,593	215,147
MASTR Alternative Loans Trust, 6.08%, 3/25/33	199,116	171,810	-	-	-	-	199,116	171,810
MASTR Asset Securitization Trust, 5.50%, 10/25/33	52,346	52,432	-	-	-	-	52,346	52,432
Residential Accredit Loans Inc:
5.75%, 10/25/17	73,324	70,305	-	-	-	-	73,324	70,305
5.75%, 10/25/17	73,324	62,061	-	-	-	-	73,324	62,061
5.25%, 9/25/20 (i)	292,284	245,519	-	-	-	-	292,284	245,519
Residential Funding Mortgage Securities I, 4.75%, 12/25/18	273,375	246,739	-	-	-	-	273,375	246,739
Salomon Brothers Mortgage Securities VII Inc, 4.114%, 9/25/33	187,302	183,089	-	-	-	-	187,302	183,089
Structured Asset Securities Corp, 5.39%, 7/25/33	279,036	238,808	-	-	-	-	279,036	238,808
Washington Mutual MSC Mortgage Pass-Through CTFS:
5.25%, 12/25/17	404,818	404,984	-	-	-	-	404,818	404,984
5.785%, 2/25/33 (b)	162,604	145,792	-	-	-	-	162,604	145,792

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $6,272,118)		5,325,318		501,067				5,826,385

Commercial Mortgage-Backed Securities - 4.8%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	-	-	300,000	299,414	-	-	300,000	299,414
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49 (r)	-	-	400,000	400,232	-	-	400,000	400,232
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/25/12 (r)	-	-	3,000,000	3,065,970	-	-	3,000,000	3,065,970
Crown Castle Towers LLC:							-	-
4.643%, 6/15/35 (e)	-	-	250,000	252,879	-	-	250,000	252,879
5.245%, 11/15/36 (e)	-	-	400,000	399,224	-	-	400,000	399,224
Global Signal Trust II, 4.232%, 12/15/14 (e)	-	-	100,000	98,090	-	-	100,000	98,090
Global Signal Trust III, 5.361%, 2/15/36 (e)	-	-	250,000	254,638	-	-	250,000	254,638
Morgan Stanley Capital I, 5.692%, 4/15/49	300,000	305,784	-	-	-	-	300,000	305,784

Total Commercial Mortgage-Backed Securities (Cost $5,001,266)		305,784		4,770,447				5,076,231

Corporate Bonds - 46.5%
Abbott Laboratories, 5.60%, 11/30/17	230,000	236,307	-	-	-	-	230,000	236,307
AgFirst Farm Credit Bank:
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	-	-	350,000	307,365	-	-	350,000	307,365
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	-	-	100,000	106,371	-	-	100,000	106,371
7.30%, 10/14/49 (e)	-	-	300,000	282,939	-	-	300,000	282,939
America Movil SAB de CV, 5.625%, 11/15/17	230,000	224,732	-	-	-	-	230,000	224,732
Alliance Mortgage Investments, 12.61%, 6/1/10 (r) (x)	-	-	96,336	-	-	-	96,336	-
American National Red Cross, 5.422%, 11/15/13	-	-	335,000	349,874	-	-	335,000	349,874
American Railcar Industries Inc, 7.50%, 3/1/14	25,000	23,625	-	-	-	-	25,000	23,625
Ametek Inc, 7.20%, 7/15/08	250,000	252,307	-	-	-	-	250,000	252,307
Anadarko Petroleum Corp.
5.391%, 9/15/09 (r)	-	-	250,000	246,158	-	-	250,000	246,158
5.95%, 9/15/16	230,000	234,193	-	-	-	-	230,000	234,193
APL Ltd., 8.00%, 1/15/24	-	-	175,000	168,875	-	-	175,000	168,875
Atlantic City Electric Co., 6.625%, 8/1/13	-	-	500,000	531,923	-	-	500,000	531,923
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	-	-	200,000	194,360	-	-	200,000	194,360
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	-	-	650,000	130,000	-	-	650,000	130,000
ARAMARK Corp, 8.50%, 2/1/15 (e)	100,000	101,250	-	-	-	-	100,000	101,250
AXA SA, 5.362%, 2/6/49 (c)(i)(r)	450,000	283,500	-	-	-	-	450,000	283,500
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	-	-	250,000	291,395	-	-	250,000	291,395
BAC Capital Trust XV, 5.924%, 6/1/56 (r)	-	-	100,000	90,390	-	-	100,000	90,390
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	-	-	428,550	441,406	-	-	428,550	441,406
Bank of America Corp, 5.75%, 12/1/17	150,000	150,344	-	-	-	-	150,000	150,344
Bank of New York Mellon Corp/The, 4.95%, 11/1/12	175,000	174,998	-	-	-	-	175,000	174,998
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	-	-	575,000	598,000	-	-	575,000	598,000
Bear Stearns Co's, Inc., 5.599%, 7/19/10 (r)	-	-	400,000	375,997	-	-	400,000	375,997
BF Saul , 7.50%, 3/1/14	-	-	150,000	139,500	-	-	150,000	139,500
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to, 6.613%, 12/15/55 (r)	-	-	1,575,000	1,502,959	-	-	1,575,000	1,502,959
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	-	-	300,000	297,965	-	-	300,000	297,965
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r), 6.722%, 12/31/49 (e)(r)	-	-	500,000	460,180	-	-	500,000	460,180
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	-	-	120,000	114,300	-	-	120,000	114,300
Calpine Corp/Old - Defaulted, 9.875%, 12/1/11 (b)(e)(h)	125,000	130,625	-	-	-	-	125,000	130,625
Capmark Financial Group, Inc., 5.529%, 5/10/10 (e)(r)	-	-	300,000	241,892	-	-	300,000	241,892
Caterpillar Inc, 5.70%, 8/15/16 (e)	230,000	233,738	-	-	-	-	230,000	233,738
CenterPoint Energy Resources Corp, 6.125%, 11/1/17	75,000	76,327	-	-	-	-	75,000	76,327
Chesapeake Energy Corp.:							-	-
6.625%, 1/15/16 (e)	125,000	122,187	-	-	-	-	125,000	122,187
6.50%, 8/15/17	-	-	250,000	240,938	-	-	250,000	240,938
Chevy Chase Bank FSB, 6.875%, 12/1/13	-	-	250,000	245,328	-	-	250,000	245,328
Cisco Systems Inc, 5.50%, 2/22/16	230,000	233,903	-	-	-	-	230,000	233,903
CIT Group, Inc.:							-	-
5.052%, 2/21/08 (r)	-	-	200,000	198,235	-	-	200,000	198,235
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	-	-	320,000	235,603	-	-	320,000	235,603
Citigroup, Inc.:							-	-
6.50%, 1/18/11	-	-	600,000	625,621	-	-	600,000	625,621
5.125%, 2/14/11	-	-	200,000	201,118	-	-	200,000	201,118
Comcast Corp., 5.543%, 7/14/09 (r)	-	-	140,000	139,007	-	-	140,000	139,007
Community Health Systems Inc, 8.875%, 7/15/15 (e)	63,000	64,181	-	-	-	-	63,000	64,181
Compass Bancshares, Inc., 5.843%, 10/9/09 (e)(r)	-	-	200,000	198,661	-	-	200,000	198,661
Complete Production Services Inc, 8.00%, 12/15/16 (e)	125,000	120,938	-	-	-	-	125,000	120,938
ConocoPhillips Australia Funding Co, 5.50%, 4/15/13	230,000	238,075	-	-	-	-	230,000	238,075
Constellation Brands Inc, 7.25%, 9/1/16 (e)	125,000	117,187	-	-	-	-	125,000	117,187
DaVita Inc, 7.25%, 3/15/15	31,000	31,078	-	-	-	-	31,000	31,078
Del Monte Corp, 6.75%, 2/15/15 (e)	62,000	58,590	-	-	-	-	62,000	58,590
Credit Agricole SA/London, 6.637% to 5/31/17, floating rate thereafter to , 6.637%, 12/31/49 (e)(r)	-	-	900,000	831,629	-	-	900,000	831,629
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	-	-	100,000	109,181	-	-	100,000	109,181
Discover Financial Services, 5.663%, 6/11/10 (e)(r)	-	-	600,000	559,059	-	-	600,000	559,059
Dominion Resources, Inc., 5.687%, 5/15/08 (r)	-	-	200,000	200,614	-	-	200,000	200,614
DRS Technologies Inc, 7.625%, 2/1/18 (e)	32,000	32,400	-	-	-	-	32,000	32,400
Dynegy Holdings Inc, 7.75%, 6/1/19	100,000	92,250	-	-	-	-	100,000	92,250
Edison Mission Energy, 7.50%, 6/15/13 (e)	125,000	128,125	-	-	-	-	125,000	128,125
Encore Acquisition Co, 7.25%, 12/1/17 (e)	75,000	71,438	-	-	-	-	75,000	71,438
Enterprise Products Operating LP:
6.30%, 9/15/17	150,000	153,474	-	-	-	-	150,000	153,474
7.034% to 1/15/18, floating rate thereafter to, 7.034%, 1/15/68 (r)	-	-	920,000	835,484	-	-	920,000	835,484
Exelon Corp, 6.75%, 5/1/11	230,000	240,386	-	-	-	-	230,000	240,386
Fisher Scientific International, Inc., 6.125%, 7/1/15	-	-	200,000	198,914	-	-	200,000	198,914
FMG Finance Pty Ltd., 9.124%, 9/1/11 (e)(r)	-	-	700,000	720,125	-	-	700,000	720,125
Ford Motor Credit Co. LLC:
5.80%, 1/12/09	94,000	89,224	-	-	-	-	94,000	89,224
8.11%, 1/13/12 (c)(r)	63,000	52,918	-	-	-	-	63,000	52,918
9.693%, 4/15/12 (r)	-	-	1,500,000	1,470,147	-	-	1,500,000	1,470,147
8.00%, 12/15/16	31,000	26,332	-	-	-	-	31,000	26,332
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	-	-	250,000	247,160	-	-	250,000	247,160
FPL Group Capital Inc, 6.35%, 10/1/66 (c)	230,000	217,531	-	-	-	-	230,000	217,531
Freeport-McMoRan Copper & Gold Inc, 8.375%, 4/1/17	100,000	107,250	-	-	-	-	100,000	107,250
General Motors Corp, 7.70%, 4/15/16	50,000	42,375	-	-	-	-	50,000	42,375
Giants Stadium LLC, 5.95%, 4/1/37 (e)(r)	-	-	300,000	300,000	-	-	300,000	300,000
Glitnir Banki HF:
5.403%, 10/15/08 (e)(r)	-	-	400,000	387,680	-	-	400,000	387,680
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	-	-	100,000	97,677	-	-	100,000	97,677
6.375%, 9/25/12 (e)	-	-	850,000	831,559	-	-	850,000	831,559
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	-	-	350,000	353,605	-	-	350,000	353,605
GMAC LLC:
6.125%, 1/22/08	-	-	500,000	499,209	-	-	500,000	499,209
6.034%, 9/23/08 (r)	-	-	450,000	432,183	-	-	450,000	432,183
6.119%, 5/15/09 (r)	-	-	700,000	649,399	-	-	700,000	649,399
Goldman Sachs Group, Inc., 6.75%, 10/1/37	-	-	300,000	297,100	-	-	300,000	297,100
Great River Energy:
5.829%, 7/1/17 (e)	-	-	300,000	307,593	-	-	300,000	307,593
6.254%, 7/1/38 (e)	-	-	400,000	420,060	-	-	400,000	420,060
Harris Corp., 5.95%, 12/1/17	150,000	149,328	250,000	248,942	-	-	400,000	398,270
HBOS plc, 6.657% to 5/21/37, floating rate thereafter to, 6.657%, 5/29/49 (e)(r)	-	-	200,000	165,687	-	-	200,000	165,687
HCA Inc/DE, 9.25%, 11/15/16	125,000	131,250	-	-	-	-	125,000	131,250
Health Care Property Investors, Inc., 5.441%, 9/15/08 (r)	-	-	400,000	399,253	-	-	400,000	399,253
Health Care REIT Inc, 8.00%, 9/12/12	250,000	266,154	-	-	-	-	250,000	266,154
Hertz Corp/The, 8.875%, 1/1/14	50,000	50,687	-	-	-	-	50,000	50,687
HRPT Properties Trust, 5.591%, 3/16/11 (r)	-	-	250,000	241,359	-	-	250,000	241,359
HSBC Finance Corp., 5.836%, 2/15/08	-	-	200,000	200,183	-	-	200,000	200,183
Idearc Inc, 8.00%, 11/15/16	100,000	91,750	-	-	-	-	100,000	91,750
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to , 3.75%, 4/1/14 (r)	-	-	405,000	403,616	-	-	405,000	403,616
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	-	-	426,000	457,087	-	-	426,000	457,087
6.015%, 2/15/28	-	-	285,000	295,114	-	-	285,000	295,114
Intcomex Inc, 11.75%, 1/15/11 (e)	125,000	128,125	-	-	-	-	125,000	128,125
Intelsat Jackson Holdings Ltd, 11.25%, 6/15/16	100,000	103,250	-	-	-	-	100,000	103,250
ION Media Networks Inc, 11.00%, 7/31/13 (i)	167,909	83,955	-	-	-	-	167,909	83,955
iPCS Inc, 7.481%, 5/1/13 (c)	175,000	164,937	-	-	-	-	175,000	164,937
Iron Mountain Inc, 7.75%, 1/15/15 (e)	75,000	76,313	-	-	-	-	75,000	76,313
iStar Financial Inc, 5.95%, 10/15/13	230,000	200,420	-	-	-	-	230,000	200,420
Joy Global Inc, 6.00%, 11/15/16	225,000	233,110	-	-	-	-	225,000	233,110
Jersey Central Power & Light Co., 5.625%, 5/1/16	-	-	200,000	197,904	-	-	200,000	197,904
JPMorgan Chase & Co.:
6.375%, 4/1/08	-	-	830,000	835,374	-	-	830,000	835,374
3.51%, 10/28/08 (r)	-	-	625,000	624,927	-	-	625,000	624,927
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14 (b)(e)(r)	50,000	48,625	-	-	-	-	50,000	48,625
Kaupthing Bank hf, 5.75%, 10/4/11 (e)	-	-	600,000	564,301	-	-	600,000	564,301
Kern River Funding Corp, 6.676%, 7/31/16 (b)(e)	49,549	52,426	-	-	-	-	49,549	52,426
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	-	-	250,000	217,500	-	-	250,000	217,500
Landsbanki Islands HF, 6.10%, 8/25/11 (b)(e)	230,000	226,678	-	-	-	-	230,000	226,678
Lehman Brothers Holdings, Inc., 3.19%, 9/8/08 (r)	-	-	100,000	99,332	-	-	100,000	99,332
Leucadia National Corp., 8.125%, 9/15/15	-	-	800,000	806,151	-	-	800,000	806,151
Lincoln National Corp, 6.05%, 4/20/67 (c)	225,000	210,051	-	-	-	-	225,000	210,051
Lubrizol Corp, 7.25%, 6/15/25	300,000	327,217	-	-	-	-	300,000	327,217
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	-	-	200,000	207,972	-	-	200,000	207,972
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	-	-	42,000	367	-	-	42,000	367
8.30%, 12/1/37 (e)(m)*	-	-	100,000	875	-	-	100,000	875
M&I Marshall & Ilsley Bank, 5.401%, 12/4/12 (r)	-	-	300,000	282,924	-	-	300,000	282,924
M&T Bank Corp., 6.625%, 12/4/17	-	-	275,000	282,792	-	-	275,000	282,792
Massachusetts Institute of Technology, 7.25%, 11/2/96	-	-	150,000	195,738	-	-	150,000	195,738
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	-	-	300,000	288,366	-	-	300,000	288,366
MDC Holdings Inc, 5.50%, 5/15/13 (r)	150,000	143,499	-	-	-	-	150,000	143,499
The Mosaic Co. 7.875%, 12/01/2016 (b)©	100,000	108,000	-	-	-	-	100,000	108,000
Meridian Funding Co. LLC:
5.378%, 6/9/08 (r)	-	-	83,333	83,013	-	-	83,333	83,013
5.443%, 10/6/08 (e)(r)	-	-	36,520	36,413	-	-	36,520	36,413
Merrill Lynch & Co., Inc.:
4.96%, 8/14/09 (r)	-	-	250,000	243,876	-	-	250,000	243,876
5.703%, 1/15/15 (r)	-	-	400,000	371,845	-	-	400,000	371,845
Nationwide Health Properties, Inc.:	-	-	-	-	-	-
6.50%, 7/15/11	-	-	400,000	414,771	-	-	400,000	414,771
6.59%, 7/7/38	-	-	70,000	73,309	-	-	70,000	73,309
NSTAR Electric Co, 5.625%, 11/15/17	150,000	152,613	-	-	-	-	150,000	152,613
NVR Inc, 5.00%, 6/15/10 (e)	210,000	210,621	-	-	-	-	210,000	210,621
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	-	-	600,000	611,040	-	-	600,000	611,040
6.00%, 10/1/51 (e)	-	-	100,000	100,609	-	-	100,000	100,609
Orkney Re II plc, Series B, 8.50%, 12/21/35 (b)(e)(r)	-	-	250,000	237,500	-	-	250,000	237,500
Pacific Pilot Funding Ltd., 5.93%, 10/20/16 (e)(r)	-	-	97,494	97,521	-	-	97,494	97,521
Peabody Energy Corp, 7.375%, 11/1/16 (r)	50,000	51,250	-	-	-	-	50,000	51,250
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	-	-	200,000	216,696	-	-	200,000	216,696
Pepco Holdings, Inc., 5.749%, 6/1/10 (r)	-	-	160,000	157,165	-	-	160,000	157,165
Petroplus Finance Ltd, 7.00%, 5/1/17 (b)(e)	100,000	91,500	-	-	-	-	100,000	91,500
Pioneer Natural Resources Co.:
5.875%, 7/15/16	-	-	250,000	230,097	-	-	250,000	230,097
6.65%, 3/15/17	125,000	120,546	1,300,000	1,250,083	-	-	1,425,000	1,370,629
Plains All American Pipeline LP/PAA Finance Corp, 4.75%, 8/15/09	250,000	251,192	-	-	-	-	250,000	251,192
Prime Property Fund Inc, 5.50%, 1/15/14 (b)(e)	150,000	149,261	-	-	-	-	150,000	149,261
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	-	-	200,000	200,895	-	-	200,000	200,895
Puget Sound Energy, Inc., 7.02%, 12/1/27	-	-	377,000	422,942	-	-	377,000	422,942
Qwest Communications International Inc, 7.50%, 2/15/14 (c)	125,000	124,688	-	-	-	-	125,000	124,688
Rabobank Capital Funding II, 5.26%, 12/29/49 (b)(c)(d)(e)	220,000	204,970	-	-	-	-	220,000	204,970
Radio One Inc, 8.875%, 7/1/11 (e)	32,000	29,960	-	-	-	-	32,000	29,960
Range Resources Corp:							-	-
7.375%, 7/15/13	39,000	39,585	-	-	-	-	39,000	39,585
7.50%, 5/15/16	25,000	25,500	-	-	-	-	25,000	25,500
Raytheon Co, 5.50%, 11/15/12	230,000	239,475	-	-	-	-	230,000	239,475
Reed Elsevier Capital, Inc., 5.321%, 6/15/10 (r)	-	-	300,000	293,300	-	-	300,000	293,300
Residential Capital LLC:							-	-
5.646%, 6/9/08 (r)	-	-	800,000	688,000	-	-	800,000	688,000
7.615%, 5/22/09 (r)	-	-	75,000	52,500	-	-	75,000	52,500
6.375%, 6/30/10	-	-	100,000	64,000	-	-	100,000	64,000
RH Donnelley Corp, 6.875%, 1/15/13	125,000	111,875	-	-	-	-	125,000	111,875
Richmond County Capital Corp., 8.61%, 7/15/49 (e)	-	-	300,000	301,125	-	-	300,000	301,125
Rochester Gas & Electric Corp., 6.375%, 9/1/33	-	-	475,000	490,824	-	-	475,000	490,824
Royal Bank of Scotland Group plc, 7.64% to 9/30/12, floating rate thereafter to , 7.64%, 3/31/49 (r)	-	-	600,000	612,096	-	-	600,000	612,096
Southern California Edison Co., 5.75%, 4/1/35	-	-	90,000	89,193	-	-	90,000	89,193
SouthTrust Bank, 6.565%, 12/15/27	-	-	899,000	890,064	-	-	899,000	890,064
Sovereign Bancorp, Inc., 5.404%, 3/1/09 (r)	-	-	100,000	98,623	-	-	100,000	98,623
Sovereign Bank, 4.00%, 2/1/08	-	-	150,000	149,860	-	-	150,000	149,860
Sovereign Bank, 4.375% to 8/1/08, floating rate thereafter to, 4.375%, 8/1/13 (r)	-	-	200,000	200,187	-	-	200,000	200,187
Smurfit-Stone Container Enterprises Inc, 8.00%, 3/15/17	100,000	96,625	-	-	-	-	100,000	96,625
Swiss Re Capital I LP, 6.854%, 5/29/49 (b)(c)(e)(i)	220,000	223,728	-	-	-	-	220,000	223,728
TCI Communications Inc, 8.75%, 8/1/15	230,000	267,537	-	-	-	-	100,000	267,537
TELUS Corp, 8.00%, 6/1/11	150,000	162,520	-	-	-	-	150,000	162,520
Tesco PLC, 5.50%, 11/15/17 (b)(e)	230,000	229,395	-	-	-	-	230,000	229,395
TEPPCO Partners LP, 7.00% to 6/1/17, floating thereafter to, 7.00%, 6/1/67 (r)	-	-	336,000	305,852	-	-	336,000	305,852
Thomson Reuters Corp, 6.20%, 1/5/12	200,000	208,616	-	-	-	-	200,000	208,616
TIERS Trust:							-	-
8.45%, 12/1/17 (n)*	-	-	219,620	3,294	-	-	219,620	3,294
Step coupon, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)(r)	-	-	1,000,000	74,603	-	-	1,000,000	74,603
Toll Road Investors Partnership II LP:							-	-
Zero Coupon, 2/15/34 (e)	-	-	975,000	209,010	-	-	975,000	209,010
Zero Coupon, 2/15/45 (e)	-	-	8,766,897	1,224,267	-	-	8,766,897	1,224,267
TransCanada Pipelines Ltd, 6.35%, 5/15/67 (c)	230,000	215,574	-	-	-	-	230,000	215,574
United States Steel Corp, 6.05%, 6/1/17	150,000	140,975	-	-	-	-	150,000	140,975
UnitedHealth Group Inc, 6.00%, 11/15/17 (e)	150,000	151,994	-	-	-	-	150,000	151,994
Union Pacific Corp., 8.02%, 7/2/12	-	-	29,177	32,085	-	-	29,177	32,085
Vale Overseas Ltd, 6.25%, 1/23/17	225,000	225,699	-	-	-	-	225,000	225,699
Ventas Realty LP/Ventas Capital Corp, 7.125%, 6/1/15	37,000	37,370	-	-	-	-	37,000	37,370
Verizon North, Inc., 5.634%, 1/1/21 (e)	-	-	200,000	195,570	-	-	200,000	195,570
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	-	-	100,000	118,329	-	-	100,000	118,329
Wachovia Bank NA, 5.25%, 3/23/09 (r)	-	-	250,000	248,050	-	-	250,000	248,050
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to , 5.80%, 3/15/42 (r)	-	-	300,000	266,517	-	-	300,000	266,517
Warnaco Inc, 8.875%, 6/15/13	100,000	101,750	-	-	-	-	100,000	101,750
Wells Fargo Bank , 6.584%, 9/1/27 (e)	-	-	250,000	249,500	-	-	250,000	249,500
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	-	-	200,000	224,164	-	-	200,000	224,164
Windstream Corp, 8.625%, 8/1/16	100,000	105,000	-	-	-	-	100,000	105,000
WMC Finance USA Ltd, 5.125%, 5/15/13	200,000	197,144	-	-	-	-	200,000	197,144
Xstrata Finance Dubai Ltd.							-	-
5.229%, 11/13/09 (e)(r)	-	-	80,000	79,088	-	-	80,000	79,088
5.80%, 11/15/16 (e)	100,000	98,068	-	-	-	-	100,000	98,068
Yankee Acquisition Corp/MA, 9.75%, 2/15/17 (e)	100,000	91,500	-	-	-	-	100,000	91,500

Total Corporate Bonds (Cost $50,712,463)		11,514,094		37,628,375				49,142,469

Taxable Municipal Obligations - 16.0%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.18%, 3/1/12	-	-	125,000	128,045	-	-	125,000	128,045
5.21%, 3/1/13	-	-	140,000	143,716	-	-	140,000	143,716
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	-	-	400,000	369,019	-	-	400,000	369,019
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	-	-	250,000	248,780	-	-	250,000	248,780
Aspen Colorado Public Facilities Authorities COPs:
5.31%, 9/1/09	-	-	120,000	121,942	-	-	120,000	121,942
5.30%, 9/1/11	-	-	135,000	137,854	-	-	135,000	137,854
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	-	-	150,000	148,217	-	-	150,000	148,217
Chicago Illinois GO Bonds, 5.30%, 1/1/14	-	-	200,000	205,790	-	-	200,000	205,790
Commonwealth Financing Authority Pennsylvania Revenue Bonds, 5.631%, 6/1/23	-	-	195,000	203,264	-	-	195,000	203,264
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	-	-	300,000	307,752	-	-	300,000	307,752
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	-	-	940,000	935,920	-	-	940,000	935,920
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	-	-	200,000	196,978	-	-	200,000	196,978
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	-	-	150,000	152,511	-	-	150,000	152,511
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	-	-	250,000	258,588	-	-	250,000	258,588
Jackson & Williamson Counties Illinois Community High School District GO Bonds:
Zero Coupon, 12/1/25	-	-	180,000	61,166	-	-	180,000	61,166
Zero Coupon, 12/1/26	-	-	180,000	57,182	-	-	180,000	57,182
Zero Coupon, 6/15/27	-	-	180,000	54,918	-	-	180,000	54,918
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	-	-	200,000	199,248	-	-	200,000	199,248
Kaukauna Wisconsin School District GO Revenue Bonds, 5.51%, 3/1/20	-	-	455,000	464,814	-	-	455,000	464,814
Kern County California PO Revenue Bonds:
Zero Coupon, 8/15/19	-	-	170,000	86,732	-	-	170,000	86,732
Zero Coupon, 8/15/20	-	-	365,000	179,095	-	-	365,000	179,095
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	-	-	200,000	205,472	-	-	200,000	205,472
Lawrence Township Indiana School District GO Bonds, 5.55%, 7/5/14	-	-	445,000	467,032	-	-	445,000	467,032
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	-	-	285,000	294,528	-	-	285,000	294,528
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	-	-	300,000	301,191	-	-	300,000	301,191
Mississippi State Development Bank SO Revenue Bonds:
5.21%, 7/1/08	-	-	200,000	200,726	-	-	200,000	200,726
5.60%, 1/1/26	-	-	100,000	98,002	-	-	100,000	98,002
Missouri State University Auxiliary Enterprise System Revenue Bonds, 5.00%, 4/1/09	-	-	750,000	754,343	-	-	750,000	754,343
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	-	-	250,000	248,485	-	-	250,000	248,485
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21	-	-	360,000	174,290	-	-	360,000	174,290
New York City IDA Revenue Bonds, 6.027%, 1/1/46	-	-	200,000	209,700	-	-	200,000	209,700
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	-	-	700,000	695,240	-	-	700,000	695,240
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	-	-	100,000	99,732	-	-	100,000	99,732
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	-	-	200,000	198,940	-	-	200,000	198,940
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	-	-	495,000	516,513	-	-	495,000	516,513
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	-	-	236,000	151,465	-	-	236,000	151,465
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	-	-	500,000	288,280	-	-	500,000	288,280
Oregon State School Boards Association GO Bonds:
Zero Coupon, 6/30/12	-	-	600,000	493,278	-	-	600,000	493,278
Zero Coupon, 6/30/16	-	-	275,000	178,940	-	-	275,000	178,940
Zero Coupon, 6/30/18	-	-	100,000	57,385	-	-	100,000	57,385
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	-	-	130,000	135,132	-	-	130,000	135,132
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	-	-	380,000	186,998	-	-	380,000	186,998
Philadelphia Pennsylvania School District GO Bonds, 4.47%, 7/1/12	-	-	1,000,000	1,001,370	-	-	1,000,000	1,001,370
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	-	-	250,000	251,700	-	-	250,000	251,700
Redlands California PO Revenue Bonds:
Zero Coupon, 8/1/22	-	-	175,000	72,676	-	-	175,000	72,676
Zero Coupon, 8/1/23	-	-	185,000	72,403	-	-	185,000	72,403
Zero Coupon, 8/1/24	-	-	200,000	73,464	-	-	200,000	73,464
Zero Coupon, 8/1/25	-	-	215,000	74,347	-	-	215,000	74,347
Zero Coupon, 8/1/26	-	-	230,000	74,874	-	-	230,000	74,874
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	-	-	200,000	202,996	-	-	200,000	202,996
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	-	-	400,000	415,264	-	-	400,000	415,264
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
Zero Coupon, 8/1/12	-	-	200,000	163,794	-	-	200,000	163,794
Zero Coupon, 8/1/15	-	-	251,000	172,517	-	-	251,000	172,517
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	-	-	200,000	187,300	-	-	200,000	187,300
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	-	-	150,000	152,918	-	-	150,000	152,918
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	-	-	505,000	519,473	-	-	505,000	519,473
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	-	-	225,000	241,331	-	-	225,000	241,331
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	-	-	200,000	209,334	-	-	200,000	209,334
University of Central Florida COPs, 5.125%, 10/1/20	-	-	250,000	242,358	-	-	250,000	242,358
University of North Carolina at Charlotte Revenue Bonds, 5.118%, 4/1/12	-	-	500,000	511,020	-	-	500,000	511,020
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	-	-	250,000	240,618	-	-	250,000	240,618
West Covina California Public Financing Authority General Revenue Bonds, 6.05%, 6/1/26	-	-	750,000	760,808	-	-	750,000	760,808
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	-	-	60,000	61,456	-	-	60,000	61,456
5.41%, 6/1/12	-	-	80,000	81,886	-	-	80,000	81,886
Ypsilanti Michigan GO Bonds, 5.75%, 5/1/14	-	-	445,000	468,416	-	-	445,000	468,416

Total Taxable Municipal Obligations (Cost $16,576,481)		-		16,869,526		-		16,869,526

Money Market Funds - 1.2%
Northern Institutional Diversified Assets Portfolio, 4.343%, 12/31/51	1,273,216	1,273,216	-	-	-	-	1,273,216	1,273,216

Total Money Market Funds (Cost $1,216,541)		1,273,216		-		-		1,273,216

U.S. Government Agencies and Instrumentalities - 17.1%
Fannie Mae:
2.50%, 7/2/08	-	-	70,000	69,381	-	-	70,000	69,381
5.50%, 12/25/16	-	-	214,345	216,968	-	-	214,345	216,968
5.00%, 1/25/24	70,811	70,832	-	-	-	-	70,811	70,832
6.50%, 10/25/31	905,163	918,325	-	-	-	-	905,163	918,325
Fannie Mae Pool:							-	-
5.50%, 8/1/09	78,929	79,729	-	-	-	-	78,929	79,729
5.50%, 8/1/18	621,024	630,253	-	-	-	-	621,024	630,253
5.50%, 2/1/10	41,422	41,843	-	-	-	-	41,422	41,843
6.50%, 2/1/29	45,674	47,341	-	-	-	-	45,674	47,341
5.50%, 1/1/10	124,307	125,567	-	-	-	-	124,307	125,567
6.00%, 6/1/16	90,562	92,820	-	-	-	-	90,562	92,820
5.50%, 5/1/12	79,812	81,249	-	-	-	-	79,812	81,249
5.00%, 11/1/09	207,797	208,471	-	-	-	-	207,797	208,471
Federal Home Loan Bank Discount Notes, 3.25%, 1/2/08	-	-	8,600,000	8,599,224	-	-	8,600,000	8,599,224
Freddie Mac:							-	-
5.125%, 12/15/13	-	-	1,138,730	1,137,909	-	-	1,138,730	1,137,909
5.00%, 11/15/28	700,554	704,172	-	-	-	-	700,554	704,172
Freddie Mac Gold Pool:							-	-
5.00%, 2/1/33	73,687	72,006	-	-	-	-	73,687	72,006
5.00%, 5/1/18	107,320	107,584	-	-	-	-	107,320	107,584
4.50%, 9/1/18	1,602,618	1,575,893	-	-	-	-	1,602,618	1,575,893
Freddie Mac Pool, 5.50%, 12/1/34	2,450,145	2,447,963	-	-	-	-	2,450,145	2,447,963
Ginnie Mae I pool, 6.50%, 10/15/28	55,033	57,120	-	-	-	-	55,033	57,120
Government National Mortgage Association, 5.50%, 1/16/32 (r)	-	-	709,117	97,504	-	-	709,117	97,504
New Valley Generation I, 7.299%, 3/15/19	-	-	398,772	465,526	-	-	398,772	465,526
New Valley Generation V, 4.929%, 1/15/21	-	-	242,172	241,701	-	-	242,172	241,701

Total U.S. Government Agencies and Instrumentalities (Cost $18,115,370)		7,261,168		10,828,213		-		18,089,381

U.S. Treasury - 5.1%
United States Treasury Bonds, 4.50%, 2/15/36 (e)	200,000	201,016	-	-	-	-	200,000	201,016
United States Treasury Notes:
3.375%, 11/30/12 (e)	100,000	99,663	-	-	-	-	100,000	99,663
3.625%, 5/15/13 (e)	230,000	231,581	-	-	-	-	230,000	231,581
4.50%, 2/15/16	-	-	4,000,000	4,160,625	-	-	4,000,000	4,160,625
4.25%, 11/15/17 (e)	735,000	747,805	-	-	-	-	735,000	747,805

Total U.S. Treasury (Cost $5,091,469)		1,280,065		4,160,625		-		5,440,690

Equity Securities - 1.1%	Shares		Shares			Shares		Shares
Avado Brands, inc., Zero Coupon, (a)(g)(i)	1,601	16	-	-	-	-	1,601	16
Conseco, Inc. *	-	-	6,301	79,141	-	-	6,301	79,141
Fannie Mae, Series S Preferred	-	-	10,000	257,500	-	-	10,000	257,500
First Republic Preferred Capital Corp., Preferred (e)	-	-	300	318,900	-	-	300	318,900
Freddie Mac, Series Z Preferred	-	-	8,000	209,200	-	-	8,000	209,200
Intermet Corp., Zero Coupon, (a)(g)(i)(r)	1,574	1,574	-	-	-	-	1,574	1,574
Ion Media Networks, Inc., Preferred, Zero Coupon, Payment-In-Kind Dividend (i)	1	1,679	-	-	-	-	1	1,679
Roslyn Real Estate Asset Corp., Preferred	-	-	1	100,781	-	-	1	100,781
WoodBourne Pass-Through Trust, Preferred (e)	-	-	2	191,625	-	-	2	191,625

Total Equity Securities (Cost $1,241,768)		3,269		1,157,147		-		1,160,416

TOTAL INVESTMENTS (Cost $106,208,316) - 99.1%		27,364,332		77,406,210		-		104,770,542
Northern Institutional Liquid Assets Portfolio (f) - 2.7		2,884,012		-		-		2,884,012
Other assets and liabilities, net - (1.8%)		(3,411,321)		1,475,851		-		(1,935,470)
NET ASSETS - 100%		$26,837,023		$78,882,061		$0		$105,719,084

Futures
Sold:
10 Year U.S. Treasury Notes	-	-	96	(18,472)	-	-	96	(18,472)
Total Sold		-		(18,472)		-		(18,472)

CVS Calvert Income Security Notes:
* Non-income producing security.

(b) This security was valued by the Board of Directors. See Note A.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(z) This security is no longer accruing interest.

Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension obligation
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

Pinnacle Bond Security Notes:
(a) Non-income producing security.

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Variable rate security.

(d) For federal income tax purposes, cost is $28,259,914 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $233,012 and ($1,128,279), respectively, with a net appreciation / (depreciation) of ($895,267).

(e)All or a portion of the security is out on loan.

(f)This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,861,197, $2,884,012, and $71,671, respectively.

(g) Security is considered illiquid. The aggregate value of such securities is $1,590 or less than 0.005% of total net assets.
(h) Security in default.
(i) Valued in good faith under procedures adopted by the Board of Directors.

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SUMMIT PINNACLE BOND PORTFOLIO
CALVERT VARIABLE SERIES, INC. INCOME PORTFOLIO
PROFORMA ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNAUDITED)

ASSETS	SUMMIT PINNACLE BOND		CVS INCOME		PROFORMA ADJUSTMENTS		CVS INCOME COMBINED
Investments in securities, at value - see accompanying schedule	$27,364,332		$77,406,210		-		$104,770,542
(Cost $28,259,608 and $77,948,708, respectively)
Cash	-		173,136		-		173,136
Collateral for securities loaned, at fair value	2,884,012		-		-		2,884,012
Receivable for securities sold	-		402,451		-		402,451
Receivable for futures variation margin	-		-		-		-
Receivable for shares sold	26,331		171,975		-		198,306
Interest and dividends receivable	263,678		889,048		-		1,152,726
Other assets	812		116,312		-		117,124
Total Assets	30,539,165		79,159,132		-		109,698,297

Liabilities
Payable upon return of securities loaned	2,884,012		-		-		2,884,012
Payable for securities purchased	197,161		-		-		197,161
Payable for shares redeemed	574,475		152,637		-		727,112
Payable for Futures Margin	-		41,359		-		41,359
Payable to Calvert Asset Management Company, Inc	-		36,031		-		36,031
Payable to Calvert Administrative Services Company, Inc	-		19,721		-		19,721
Payable to Calvert Shareholder Services, Inc.	-		850		-		850
Payable to Summit Investment Partners, Inc.	10,336		-		-		10,336
Accrued expenses and other liabilities	36,158		26,473		-		62,631
Total Liabilities	3,702,142		277,071		-		3,979,213
Net Assets	26,837,023		$78,882,061		$0		$105,719,084

Net Assets Consist of:
Paid-in capital, Summit Pinnacle Bond, 580,590 shares of common
stock outstanding; $0.10 par value, 30,000,000 shares authorized	$33,696,255
Paid-in capital, Pinnacle S&P 500 Index, 4,923,323 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized			$78,872,848				112,569,103
Undistributed net investment income (loss)	206,571		617,897		-		824,468
Accumulated net realized gain (loss) on investments	(6,170,527)		(47,714)		-		(6,218,241)
Net unrealized appreciation (depreciation) on investments	(895,276)		(560,970)		-		(1,456,246)
Net Assets	$26,837,023		$78,882,061		$0		$105,719,084

NET ASSETS	$26,837,023		$78,882,061		$0		$105,719,084
SHARES OUTSTANDING	580,590	(1)	4,923,323	(1)	1,094,630	(1)	6,598,543	(1)
NET ASSET VALUE	$46.22		$16.02		-		16.02

(1) The proforma combined shares outstanding consists of 4,923,323 shares of the CVS Income Portfolio and 1,675,220 shares issued to shareholders of the Summit Pinnacle Bond Portfolio.

See Notes to Proforma Financial Statements.

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SUMMIT PINNACLE BOND PORTFOLIO
CALVERT VARIABLE SERIES, INC. INCOME PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007 (UNAUDITED)

NET INVESTMENT INCOME	SUMMIT PINNACLE BOND	CVS INCOME	PROFORMA ADJUSTMENTS		CVS INCOME COMBINED
Investment Income
Dividend Income	$29,800	$56,764	$0		$86,564
Interest Income	1,599,852	4,041,216	-		5,641,068
Total investment income	1,629,652	4,097,980	-		5,727,632

Expenses:
Investment advisory fee	130,789	283,776	(19,479)	1	395,086
Transfer agency fees and expenses	12,219	10,639	(8,042)	2	14,816
Accounting fees	25,977	11,447	(21,621)	3	15,803
Administrative fees	27,828	212,832	55,655	4	296,315
Directors' fees and expenses	3,152	8,442	(1,223)	5	10,371
Custodian fees	5,280	40,076	10,450	6	55,806
Reports to shareholders	2,633	19,231	-		21,864
Professional fees	18,354	22,186	(11,315)	7	29,225
Contract Services/Royalty fee	0	0	-		0
Miscellaneous	3,038	5,131	(1,057)	8	7,112
Total expenses	229,270	613,760	3,368		846,398
Reimbursement from advisor	(20,563)	-	(69,992)	9	(90,555)
Fees paid indirectly	-	(15,056)	-		(15,056)
Net expenses	208,707	598,704	(66,624)		740,787

NET INVESTMENT INCOME (LOSS)	1,420,945	3,499,276	66,624		4,986,845

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	247,103	(32,341)	-		214,762
Futures	-	435,432	-		435,432
	247,103	403,091	-		650,194

Changes in unrealized appreciation (depreciation) on:
Investments	(705,862)	(286,313)	-		(992,175)
Futures	-	(166,496)	-		(166,496)
	(705,862)	(452,809)	-		(1,158,671)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	(458,759)	(49,718)	-		(508,477)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$962,186	$3,449,558	$66,624		$4,478,368

AVERAGE NET ASSETS	$27,827,541	$70,944,061	-		$98,771,602
RATIO OF TOTAL EXP TO AVG NET ASSETS	0.82%	0.87%	-		0.86%
RATIO OF NET EXP TO AVG NET ASSETS	0.75%	0.84%	-		0.75%

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2007.

See Notes to Proforma Adjustments and Proforma Financial Statements.
NOTES TO PROFORMA ADJUSTMENTS

1 To reflect the change in Investment Advisory Fees. The Portfolio's advisory agreement provides for the Portfolio to pay the Advisor an annual fee of 0.40% of the Portfolio's average daily net assets.

2 To reflect the expected Transfer Agency fees for the Portfolio.

3 To reflect the Accounting Fees expected to be incurred in the Portfolio.

4 To reflect the Portfolio's administrative agreement which provides for the Portfolio to pay the Advisor an annual fee of 0.30% of the Portfolio's average daily net assets.

5 To reflect the expected Directors fees & expenses for the combined Portfolio.

6 To reflect the expected Custodian Fees for the Portfolio. The Portfolio has an agreement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

7 To reflect the expected Professional Fees for the combined Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9 To reflect the adoption of Pinnacle's temporary expense waiver reducing expenses to 0.75% as a contractual limitation.

SUMMIT MUTUAL FUNDS, INC. PINNACLE SERIES - BOND PORTFOLIO
CALVERT VARIABLE SERIES, INC. CALVERT INCOME PORTFOLIO
NOTES TO PROFORMA FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Bond Portfolio, a series of Summit Mutual Portfolios, Inc., Pinnacle Series, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Pinnacle Series is comprised of fourteen separate Portfolios. The operations of each series are accounted for separately. The S&P 500 Index Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Calvert Income Portfolio, a series of Calvert Variable Series, Inc. is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The series is comprised of thirteen separate portfolios. The operations of each series are accounted for separately. The Income Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only; however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Bond Portfolio in exchange for shares of the Income Portfolio. Following the transfer, Income Portfolio shares will be distributed to the shareholders of the Bond Portfolio in liquidation of the Bond Portfolio, and it, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Bond Portfolio will receive that number of the Income Portfolio shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Bond Portfolio.

The Calvert Income Portfolio constitutes the surviving entity for financial reporting purposes; therefore it is deemed the "accounting survivor" for the merger.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2007, securities valued at $786,770 or 1.0% of net assets were fair valued under the direction of the Board of Directors.

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Portfolio does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities."  The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is a wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .40% of the Portfolio's average daily net assets.

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The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

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Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, of .30% based on the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as the shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Portfolio who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual retainer of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Summit Mutual Portfolios, Inc. Pinnacle Series, Bond Portfolio and Calvert Variable Series Inc., Income Portfolio included in their respective annual reports dated December 31, 2007.

SUMMIT PINNACLE BOND PORTFOLIO
CALVERT VARIABLE SERIES, INC. INCOME PORTFOLIO
PROFORMA SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

	CVS CALVERT INCOME		PINNACLE BOND		PROFORMA ADJUSTMENTS		COMBINED CVS CALVERT INCOME
Asset Backed Securities - 2.4%	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE
America West Airlines Inc - AMBAC Insured, 5.24%, 11/25/34 (r)	170,000	133,490	-	-	-	-	170,000	133,490
America West Airlines Inc, 7.10%, 10/2/22	191,898	170,789	-	-	-	-	191,898	170,789
Bank of America Credit Card Trust, 3.149%, 12/15/14 (r)	400,000	397,625	-	-	-	-	400,000	397,625
Capital Auto Receivables Asset Trust, 5.40%, 10/15/09	-	-	240,123	241,366	-	-	240,123	241,366
Capital One Auto Finance Trust, 5.33%, 11/15/10	-	-	236,661	235,393	-	-	236,661	235,393
Captec Franchise Trust, 8.155%, 6/15/13 (e)	-	-	200,000	208,996	-	-	200,000	208,996
Centex Home Equity, 7.86%, 7/25/32 (r)	40,179	28,744	-	-	-	-	40,179	28,744
Countrywide Asset-Backed Certificates, 2.933%, 11/25/34 (r)	-	-	89,171	79,104	-	-	89,171	79,104
Dunkin Securitization, 5.779%, 6/20/31 (e)	-	-	250,000	230,037	-	-	250,000	230,037
First Franklin Mortgage Loan Asset Backed Certificates, 7.795%, 7/25/33 (r)	33,622	12,775	-	-	-	-	33,622	12,775
GE Dealer Floorplan Master Note Trust, 2.489%, 4/20/11 (r)	-	-	100,000	99,209	-	-	100,000	99,209
Golden Securities Corp., 2.759%, 12/2/13 (e)(r)	-	-	6,135	6,131	-	-	6,135	6,131
GS Auto Loan Trust, 2.65%, 5/16/11	-	-	19,130	19,124	-	-	19,130	19,124
Household Automotive Trust, 3.93%, 7/18/11	-	-	171,063	171,078	-	-	171,063	171,078
JET Equipment Trust, 7.63%, 2/15/15 (b)(e)(h)(i)	27,324	151	-	-	-	-	27,324	151
SLM Student Loan Trust, 3.223%, 10/25/14 (r)	400,000	400,125	-	-	-	-	400,000	400,125
WFS Financial Owner Trust, 3.60%, 2/17/12	-	-	25,194	25,178	-	-	25,194	25,178

Total Asset Backed Securities (Cost $2,600,029)		1,143,699		1,315,616		-		2,459,315

Collateralized Mortgage-Backed Obligations (privately originated) - 4.8%
American Home Mortgage Assets, 4.104%, 5/25/46 (r)	-	-	995,490	47,286	-	-	995,490	47,286
Banc of America Alternative Loan Trust:							-	-
4.75%, 8/25/18	266,152	157,460	-	-	-	-	266,152	157,460
4.75%, 10/25/18	112,419	67,105	-	-	-	-	112,419	67,105
Banc of America Funding Corp, 6.387%, 6/25/32 (r)	194,173	179,386	-	-	-	-	194,173	179,386
Banc of America Mortgage Securities Inc:							-	-
4.797%, 8/25/19 (r)	249,114	182,692	-	-	-	-	249,114	182,692
6.75%, 3/20/31	149,387	149,190	-	-	-	-	149,387	149,190
6.926%, 6/20/32 (r)	48,946	46,218	-	-	-	-	48,946	46,218
5.50%, 7/25/34	146,279	141,216	-	-	-	-	146,279	141,216
Chase Funding Mortgage Loan, 4.045%, 5/25/33	-	-	143,324	140,732	-	-	143,324	140,732
Citicorp Mortgage Securities Inc, 4.50%, 11/25/18	711,296	671,285	-	-	-	-	711,296	671,285
Countrywide Home Loan Mortgage Pass Through Trust:							-	-
4.555%, 2/19/34 (r)	311,638	268,534	-	-	-	-	311,638	268,534
6.00%, 4/25/36	340,703	152,828	-	-	-	-	340,703	152,828
5.75%, 5/25/37	395,911	297,638	-	-	-	-	395,911	297,638
Credit Suisse Mortgage Capital Certificates:							-	-
5.752%, 5/25/36 (r)	212,132	96,937	-	-	-	-	212,132	96,937
6.082%, 3/25/38 (r)	790,584	422,015	-	-	-	-	790,584	422,015
CS First Boston Mortgage Securities Corp, 4.756%, 9/25/19 (r)	240,182	132,855	-	-	-	-	240,182	132,855
GMAC Mortgage Corp Loan Trust, 5.25%, 4/25/34	97,985	97,235	-	-	-	-	97,985	97,235
Lehman Mortgage Trust, 5.573%, 12/25/35	393,177	87,598	-	-	-	-	393,177	87,598
Impac CMB Trust:							-	-
2.793%, 4/25/35 (r)	-	-	122,234	72,907	-	-	122,234	72,907
2.753%, 5/25/35 (r)	-	-	26,473	21,352	-	-	26,473	21,352
2.803%, 8/25/35 (r)	-	-	101,426	76,714	-	-	101,426	76,714
MASTR Alternative Loans Trust, 6.083%, 3/25/33	191,811	117,247	-	-	-	-	191,811	117,247
MASTR Asset Securitization Trust, 5.50%, 10/25/33	47,940	47,338	-	-	-	-	47,940	47,338
Residential Accredit Loans Inc:							-	-
5.75%, 10/25/17	137,776	91,904	-	-	-	-	137,776	91,904
5.25%, 9/25/20 (i)	283,648	88,857	-	-	-	-	283,648	88,857
Residential Asset Securitization Trust, 6.25%, 11/25/36	263,274	170,357	113,863	100,449	-	-	377,137	270,806
Residential Funding Mortgage Securities I, 4.75%, 12/25/18	152,115	129,423	-	-	-	-	152,115	129,423
Salomon Brothers Mortgage Securities VII Inc, 4.115%, 9/25/33	275,038	200,481	-	-	-	-	275,038	200,481
Structured Asset Securities Corp, 5.393%, 7/25/33	131,033	129,690	-	-	-	-	131,033	129,690
WaMu Mortgage Pass Through Certificates, 4.917%, 8/25/35 (r)	335,708	326,973	-	-	-	-	335,708	326,973

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $6,417,879)		4,452,462		459,440		-		4,911,902

Commercial Mortgage-Backed Securities - 5.5%
Banc of America Commercial Mortgage, Inc.:
6.121%, 8/10/14 (r)	430,000	409,256	-	-	-	-	430,000	409,256
5.449%, 1/15/49	-	-	300,000	288,187	-	-	300,000	288,187
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	-	-	400,000	390,594	-	-	400,000	390,594
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 5/15/46 (r)	-	-	3,000,000	2,971,875	-	-	3,000,000	2,971,875
Crown Castle Towers LLC:							-	-
4.643%, 6/15/35 (e)	-	-	250,000	253,923	-	-	250,000	253,923
5.245%, 11/15/36 (e)	-	-	400,000	398,824	-	-	400,000	398,824
Enterprise Mortgage Acceptance Co.LLC, 6.156%, 1/15/27 (e)(r)	-	-	539,957	253,780	-	-	539,957	253,780
Global Signal Trust II, 4.232%, 12/15/14 (e)	-	-	100,000	98,660	-	-	100,000	98,660
Global Signal Trust III, 5.361%, 2/15/36 (e)	-	-	250,000	250,350	-	-	250,000	250,350
Morgan Stanley Capital I, 5.692%, 4/15/49	300,000	282,898	-	-	-	-	300,000	282,898

Total Commercial Mortgage-Backed Securities (Cost $5,691,517)		692,154		4,906,193		-		5,598,347

Corporate Bonds - 52.6%
Abbott Laboratories, 5.60%, 11/30/17	230,000	231,996	-	-	-	-	230,000	231,996
AgFirst Farm Credit Bank:							-	-
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	-	-	100,000	97,920	-	-	100,000	97,920
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	-	-	350,000	254,827	-	-	350,000	254,827
7.30%, 10/14/49 (e)	-	-	300,000	278,127	-	-	300,000	278,127
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	-	-	96,336	-	-	-	96,336	-
America Movil SAB de CV, 5.625%, 11/15/17	230,000	221,512	-	-	-	-	230,000	221,512
American National Red Cross, 5.422%, 11/15/13	-	-	335,000	343,770	-	-	335,000	343,770
American Railcar Industries Inc, 7.50%, 3/1/14	25,000	23,251	-	-	-	-	25,000	23,251
Ametek Inc, 7.20%, 7/15/08	250,000	250,200	-	-	-	-	250,000	250,200
Anadarko Petroleum Corp., 3.176%, 9/15/09 (r)	-	-	500,000	493,720	-	-	500,000	493,720
APL Ltd., 8.00%, 1/15/24	-	-	175,000	160,562	-	-	175,000	160,562
ARAMARK Corp, 8.50%, 2/1/15 (e)	100,000	98,001	-	-	-	-	100,000	98,001
ArcelorMittal , 6.125%, 6/1/18 (e)	-	-	300,000	292,258	-	-	300,000	292,258
AT&T Inc, 5.50%, 2/1/18	230,000	222,873	-	-	-	-	230,000	222,873
Atlantic City Electric Co., 6.625%, 8/1/13	-	-	500,000	510,415	-	-	500,000	510,415
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	-	-	200,000	164,460	-	-	200,000	164,460
Atlantic Mutual Insurance Co., 0.00%, 2/15/28 (e)(p)*	-	-	650,000	32,500	-	-	650,000	32,500
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	-	-	250,000	238,808	-	-	250,000	238,808
AXA SA, 4.324%, 2/6/49 (c)(g)(r)	450,000	288,001	-	-	-	-	450,000	288,001
BAC Capital Trust XV, 3.482%, 6/1/56 (r)	-	-	710,000	548,857	-	-	710,000	548,857
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	-	-	398,553	409,015	-	-	398,553	409,015
Bank of America:							-	-
3.316%, 5/12/10 (r)	-	-	500,000	497,752	-	-	500,000	497,752
5.75%, 12/1/17	150,000	140,868	-	-	-	-	150,000	140,868
Bank of New York Mellon Corp/The, 4.95%, 11/1/12	175,000	174,492	-	-	-	-	175,000	174,492
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	-	-	575,000	581,733	-	-	575,000	581,733
Bear Stearns Co's, Inc.:							-	-
2.891%, 3/30/09 (r)	-	-	30,000	29,796	-	-	30,000	29,796
3.218%, 7/19/10 (r)	-	-	400,000	393,275	-	-	400,000	393,275
2.886%, 8/15/11 (r)	-	-	300,000	290,827	-	-	300,000	290,827
Best Buy Co Inc, 6.75%, 7/15/13 (b)(e)	150,000	151,964	-	-	-	-	150,000	151,964
BF Saul, 7.50%, 3/1/14	-	-	200,000	176,500	-	-	200,000	176,500
Bristol-Myers Squibb Co, 5.45%, 5/1/18	150,000	147,970	-	-	-	-	150,000	147,970
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to, 6.613%, 12/15/55 (r)	-	-	1,575,000	1,435,823	-	-	1,575,000	1,435,823
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	-	-	300,000	300,100	-	-	300,000	300,100
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r), 6.64%, 12/31/49 (e)(r)	-	-	600,000	556,858	-	-	600,000	556,858
Capmark Financial Group, Inc., 3.366%, 5/10/10 (r)	-	-	300,000	231,255	-	-	300,000	231,255
Cargill, Inc, 4.068%, 1/21/11 (e)(r)	-	-	400,000	398,672	-	-	400,000	398,672
Chemtura Corp, 6.875%, 6/1/16	70,000	60,550	-	-	-	-	70,000	60,550
Chesapeake Energy Corp.:							-	-
6.625%, 1/15/16 (e)	125,000	120,000	-	-	-	-	125,000	120,000
7.25%, 12/15/18	-	-	900,000	879,750	-	-	900,000	879,750
Chevy Chase Bank FSB, 6.875%, 12/1/13	-	-	250,000	233,257	-	-	250,000	233,257
Cisco Systems Inc, 5.50%, 2/22/16	230,000	232,049	-	-	-	-	230,000	232,049
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to, 6.10%, 3/15/67 (r)	-	-	320,000	158,000	-	-	320,000	158,000
Citigroup, Inc.:							-	-
5.50%, 4/11/13	130,000	126,877	-	-	-	-	130,000	126,877
8.40% to 4/30/18, floating rate thereafter to 4/30/49 (r)	-	-	200,000	185,064	-	-	200,000	185,064
Citizens Communications Co., 6.25%, 1/15/13	63,000	58,433	-	-	-	-	63,000	58,433
Comcast Corp., 3.01%, 7/14/09 (r)	-	-	140,000	138,430	-	-	140,000	138,430
Community Health Systems Inc, 8.875%, 7/15/15 (e)	63,000	63,394	-	-	-	-	63,000	63,394
Compass Bancshares, Inc., 3.31%, 10/9/09 (e)(r)	125,000	124,844	200,000	198,997	-	-	325,000	323,841
Complete Production Services Inc, 8.00%, 12/15/16 (e)	230,000	236,889	-	-	-	-	230,000	236,889
ConocoPhillips Australia Funding Co, 5.50%, 4/15/13	125,000	117,500	-	-	-	-	125,000	117,500
Constellation Brands Inc, 7.25%, 9/1/16 (e)							-	-
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to, 6.637%, 5/29/49 (e)(r)	-	-	1,745,000	1,453,212	-	-	1,745,000	1,453,212
Credit Suisse, 5.00%, 5/15/13	100,000	97,317	-	-	-	-	100,000	97,317
Credit Suisse New York , 4.875%, 5/20/13	150,000	147,556	-	-	-	-	150,000	147,556
DaVita Inc, 7.25%, 3/15/15	31,000	30,148	-	-	-	-	31,000	30,148
Del Monte Corp, 6.75%, 2/15/15 (e)	62,000	59,055	-	-	-	-	62,000	59,055
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	-	-	100,000	107,755	-	-	100,000	107,755
DirecTV Holdings LLC/DirecTV Financing Co:							-	-
6.375%, 6/15/15 (e)	62,000	58,125	-	-	-	-	62,000	58,125
7.625%, 5/15/16 (b)(e)	62,000	61,070	-	-	-	-	62,000	61,070
Discover Financial Services, 3.316%, 6/11/10 (r)	-	-	600,000	513,130	-	-	600,000	513,130
Dominion Resources, Inc., 3.864%, 6/17/10 (r)	-	-	300,000	299,951	-	-	300,000	299,951
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to, 6.30%, 9/30/66 (r)	-	-	300,000	273,245	-	-	300,000	273,245
DRS Technologies Inc, 7.625%, 2/1/18 (e)	32,000	33,840	-	-	-	-	32,000	33,840
Echostar DBS Corp, 6.625%, 10/1/14	62,000	57,350	-	-	-	-	62,000	57,350
Edison Mission Energy, 7.50%, 6/15/13 (e)	125,000	124,063	-	-	-	-	125,000	124,063
Encore Acquisition Co, 7.25%, 12/1/17 (e)	75,000	73,125	-	-	-	-	75,000	73,125
Energy Future Holdings Corp, 10.875%, 11/1/17 (b)(e)	125,000	126,250	-	-	-	-	125,000	126,250
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to, 7.034%, 1/15/68 (r)	-	-	1,345,000	1,204,077	-	-	1,345,000	1,204,077
Exelon Corp, 6.75%, 5/1/11	230,000	236,286	-	-	-	-	230,000	236,286
Expedia Inc, 8.50%, 7/1/16 (b)(e)	62,000	60,605	-	-	-	-	62,000	60,605
FMG Finance Pty Ltd.:							-	-
6.682%, 9/1/11 (e)(r)	-	-	800,000	805,000	-	-	800,000	805,000
10.00%, 9/1/13 (e)	-	-	250,000	274,063	-	-	250,000	274,063
FPL Group Capital Inc, 5.35%, 6/15/13	100,000	101,358	-	-	-	-	100,000	101,358
Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (r)	-	-	1,800,000	1,719,366	-	-	1,800,000	1,719,366
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	-	-	250,000	222,963	-	-	250,000	222,963
Freeport-McMoRan Copper & Gold Inc, 8.375%, 4/1/17	100,000	105,500	-	-	-	-	100,000	105,500
Glitnir Banki HF:							-	-
2.873%, 10/15/08 (e)(r)	-	-	400,000	386,802	-	-	400,000	386,802
3.078%, 4/20/10 (e)(r)	-	-	600,000	487,128	-	-	600,000	487,128
3.258%, 1/21/11 (e)(r)	-	-	200,000	154,655	-	-	200,000	154,655
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	-	-	100,000	63,112	-	-	100,000	63,112
6.375%, 9/25/12 (e)	-	-	400,000	343,809	-	-	400,000	343,809
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	-	-	350,000	341,495	-	-	350,000	341,495
GMAC LLC:							-	-
3.951%, 9/23/08 (r)	-	-	840,000	827,570	-	-	840,000	827,570
3.926%, 5/15/09 (r)	-	-	1,100,000	1,025,965	-	-	1,100,000	1,025,965
Great River Energy:							-	-
5.829%, 7/1/17 (e)	-	-	480,000	476,616	-	-	480,000	476,616
6.254%, 7/1/38 (e)	-	-	400,000	386,028	-	-	400,000	386,028
Harley-Davidson Funding Corp, 6.80%, 6/15/18 (b)(e)	200,000	197,607	-	-	-	-	200,000	197,607
HBOS plc, 6.657% to 5/21/37, floating rate thereafter to, 6.657%, 5/29/49 (e)(r)	-	-	200,000	140,141	-	-	200,000	140,141
HCA Inc/DE, 9.25%, 11/15/16	125,000	128,750	-	-	-	-	125,000	128,750
Health Care Property Investors, Inc., 3.226%, 9/15/08 (r)	-	-	500,000	498,205	-	-	500,000	498,205
Health Care REIT Inc, 8.00%, 9/12/12	250,000	251,888	-	-	-	-	250,000	251,888
Hertz Corp/The, 8.875%, 1/1/14	50,000	45,750	-	-	-	-	50,000	45,750
Hewlett-Packard Co.:							-	-
3.081%, 9/3/09 (r)	-	-	330,000	330,589	-	-	330,000	330,589
5.50%, 3/1/18	150,000	146,911	-	-	-	-	150,000	146,911
Honeywell International Inc, 5.30%, 3/1/18	230,000	226,569	-	-	-	-	230,000	226,569
HRPT Properties Trust, 3.376%, 3/16/11 (r)	-	-	450,000	413,629	-	-	450,000	413,629
Huntington National Bank, 4.65%, 6/30/09	-	-	200,000	197,375	-	-	200,000	197,375
Idearc Inc, 8.00%, 11/15/16	50,000	31,438	-	-	-	-	50,000	31,438
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to, 3.75%, 4/1/14 (r)	-	-	505,000	404,948	-	-	505,000	404,948
Ingersoll-Rand Co. Ltd.:							-	-
6.23%, 11/19/27	-	-	426,000	450,770	-	-	426,000	450,770
6.015%, 2/15/28	-	-	285,000	291,139	-	-	285,000	291,139
Intelsat Jackson Holdings Ltd, 11.25%, 6/15/16	100,000	101,250	-	-	-	-	100,000	101,250
ION Media Networks Inc, 11.00%, 7/31/13 (b)(g)	167,909	47,015	-	-	-	-	167,909	47,015
iPCS Inc, 7.481%, 5/1/13 (c)	175,000	157,500	-	-	-	-	175,000	157,500
Iron Mountain Inc, 7.75%, 1/15/15 (e)	75,000	74,625	-	-	-	-	75,000	74,625
Irwin Land LLC, 5.03%, 12/15/25 (e)	-	-	150,000	131,624	-	-	150,000	131,624
Jersey Central Power & Light Co., 5.625%, 5/1/16	-	-	200,000	193,077	-	-	200,000	193,077
John Deere Capital Corp., 3.434%, 1/18/11 (r)	-	-	500,000	499,248	-	-	500,000	499,248
Joy Global Inc, 6.00%, 11/15/16	225,000	223,088	-	-	-	-	225,000	223,088
JPMorgan Chase & Co.:							-	-
2.88%, 10/28/08 (r)	-	-	625,000	624,953	-	-	625,000	624,953
4.75%, 5/1/13	230,000	223,528	-	-	-	-	230,000	223,528
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	50,000	48,500	-	-	-	-	50,000	48,500
Kaupthing Bank HF, 5.75%, 10/4/11 (e)	-	-	600,000	485,751	-	-	600,000	485,751
Kern River Funding Corp, 6.676%, 7/31/16 (b)(e)	48,062	49,866	-	-	-	-	48,062	49,866
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	125,000	114,375	400,000	338,000	-	-	525,000	452,375
Lehman Brothers Holdings, Inc., 2.68%, 9/8/08 (r)	-	-	100,000	99,757	-	-	100,000	99,757
Leucadia National Corp., 8.125%, 9/15/15	-	-	600,000	602,934	-	-	600,000	602,934
LIN Television Corp, 6.50%, 5/15/13 (e)	225,000	189,713	-	-	-	-	225,000	189,713
Lincoln National Corp, 6.05%, 4/20/67 (c)	150,000	144,478	-	-	-	-	150,000	144,478
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	-	-	200,000	200,256	-	-	200,000	200,256
Lumbermens Mutual Casualty Co.:							-	-
9.15%, 7/1/26 (e)(m)*	-	-	42,000	420	-	-	42,000	420
8.30%, 12/1/37 (e)(m)*	-	-	100,000	1,000	-	-	100,000	1,000
M&I Marshall & Ilsley Bank, 2.946%, 12/4/12 (r)	-	-	300,000	253,587	-	-	300,000	253,587
Massachusetts Institute of Technology, 7.25%, 11/2/96	-	-	150,000	193,891	-	-	150,000	193,891
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	-	-	300,000	259,281	-	-	300,000	259,281
Meridian Funding Co. LLC, 2.928%, 10/6/08 (e)(r)	-	-	17,559	16,709	-	-	17,559	16,709
Merrill Lynch & Co., Inc.:							-	-
2.768%, 8/14/09 (r)	-	-	250,000	243,660	-	-	250,000	243,660
3.173%, 1/15/15 (r)	-	-	400,000	336,447	-	-	400,000	336,447
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (b)(e)	150,000	147,703	-	-	-	-	150,000	147,703
National Fuel Gas Co., 6.50%, 4/15/18 (e)	-	-	100,000	98,708	-	-	100,000	98,708
Nationwide Health Properties, Inc.:							-	-
6.50%, 7/15/11	-	-	400,000	399,556	-	-	400,000	399,556
6.59%, 7/7/38	-	-	70,000	73,459	-	-	70,000	73,459
Newfield Exploration Co, 6.625%, 9/1/14	125,000	117,500	-	-	-	-	125,000	117,500
Noble Group Ltd.:							-	-
8.50%, 5/30/13 (e)	-	-	850,000	855,285	-	-	850,000	855,285
6.625%, 3/17/15 (e)	-	-	150,000	131,760	-	-	150,000	131,760
NRG Energy Inc, 7.25%, 2/1/14	88,000	84,040	-	-	-	-	88,000	84,040
NSTAR Electric Co, 5.625%, 11/15/17	150,000	151,588	-	-	-	-	150,000	151,588
Ohana Military Communities LLC:							-	-
5.675%, 10/1/26 (e)	-	-	600,000	567,888	-	-	600,000	567,888
6.00%, 10/1/51 (e)	-	-	100,000	94,172	-	-	100,000	94,172
Oracle Corp, 5.75%, 4/15/18	230,000	229,803	-	-	-	-	230,000	229,803
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	-	-	250,000	73,845	-	-	250,000	73,845
Pacific Pilot Funding Ltd., 3.568%, 10/20/16 (e)(r)	-	-	96,506	96,574	-	-	96,506	96,574
Peabody Energy Corp, 7.375%, 11/1/16 (r)	125,000	124,687	-	-	-	-	125,000	124,687
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	-	-	200,000	203,403	-	-	200,000	203,403
Pepco Holdings, Inc., 3.307%, 6/1/10 (r)	-	-	160,000	157,966	-	-	160,000	157,966
Petro-Canada, 6.05%, 5/15/18	150,000	147,823	-	-	-	-	150,000	147,823
Petroplus Finance Ltd, 7.00%, 5/1/17 (b)(e)	100,000	88,250	-	-	-	-	100,000	88,250
Pioneer Natural Resources Co.:							-	-
5.875%, 7/15/16	-	-	250,000	226,778	-	-	250,000	226,778
6.65%, 3/15/17	125,000	117,311	1,000,000	942,557	-	-	1,125,000	1,059,868
Plains All American Pipeline LP/PAA Finance Corp, 4.75%, 8/15/09	250,000	249,438	-	-	-	-	250,000	249,438
Prime Property Fund Inc, 5.50%, 1/15/14 (b)(e)	150,000	139,342	-	-	-	-	150,000	139,342
ProLogis , 6.625%, 5/15/18	-	-	400,000	387,155	-	-	400,000	387,155
Puget Sound Energy, Inc., 7.02%, 12/1/27	-	-	377,000	386,706	-	-	377,000	386,706
Qwest Communications International Inc, 7.50%, 2/15/14 (c)	125,000	118,750	-	-	-	-	125,000	118,750
Range Resources Corp:							-	-
7.375%, 7/15/13 (e)	39,000	38,902	-	-	-	-	39,000	38,902
7.50%, 5/15/16	25,000	24,906	-	-	-	-	25,000	24,906
Raytheon Co, 5.50%, 11/15/12	230,000	235,850	-	-	-	-	230,000	235,850
Reed Elsevier Capital, Inc., 3.106%, 6/15/10 (r)	-	-	300,000	293,034	-	-	300,000	293,034
RH Donnelley Corp, 6.875%, 1/15/13	125,000	74,375	-	-	-	-	125,000	74,375
Richmond County Capital Corp., 5.963%, 7/15/49 (e)(r)	-	-	300,000	301,125	-	-	300,000	301,125
Rio Tinto Finance USA Ltd, 5.875%, 7/15/13	250,000	251,386	-	-	-	-	250,000	251,386
Rochester Gas & Electric Corp., 6.375%, 9/1/33	-	-	475,000	446,510	-	-	475,000	446,510
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to, 7.64%, 3/31/49 (r)	-	-	600,000	546,806	-	-	600,000	546,806
Skyway Concession Co. LLC, 3.081%, 6/30/17 (e)(r)	-	-	150,000	121,239	-	-	150,000	121,239
Smurfit-Stone Container Enterprises Inc, 8.00%, 3/15/17	100,000	80,000	-	-	-	-	100,000	80,000
Southern California Edison Co., 5.75%, 4/1/35	-	-	90,000	87,847	-	-	90,000	87,847
SouthTrust Bank, 6.565%, 12/15/27	-	-	899,000	883,877	-	-	899,000	883,877
Sovereign Bancorp, Inc., 2.962%, 3/1/09 (r)	-	-	100,000	95,796	-	-	100,000	95,796
Sovereign Bank, 4.375% to 8/1/08, floating rate thereafter to, 4.375%, 8/1/13 (r)	-	-	200,000	154,782	-	-	200,000	154,782
Suncor Energy Inc, 6.10%, 6/1/18	230,000	230,697	-	-	-	-	230,000	230,697
TCI Communications Inc, 8.75%, 8/1/15	230,000	259,986	-	-	-	-	230,000	259,986
Telecom Italia Capital SA, 6.999%, 6/4/18	230,000	231,959	-	-	-	-	230,000	231,959
Tesco PLC, 5.50%, 11/15/17 (b)(e)	230,000	223,788	-	-	-	-	230,000	223,788
TEPPCO Partners LP, 7.00% to 6/1/17, floating thereafter to, 7.00%, 6/1/67 (r)	-	-	336,000	291,119	-	-	336,000	291,119
Thomson Reuters Corp:							-	-
6.20%, 1/5/12	200,000	203,225	-	-	-	-	200,000	203,225
5.95%, 7/15/13	100,000	100,402	-	-	-	-	100,000	100,402
TIERS Trust:							-	-
8.45%, 12/1/17 (b)(e)(n)*	-	-	219,620	2,196	-	-	219,620	2,196
Step coupon, 0.00% to 10/15/33, 7.697% thereafter to, 10/15/97 (b)(e)(r)	-	-	1,000,000	54,612	-	-	1,000,000	54,612
Time Warner Cable Inc, 6.75%, 7/1/18	230,000	231,525	-	-	-	-	230,000	231,525
Toll Road Investors Partnership II LP:							-	-
Zero Coupon, 2/15/34 (e)	-	-	975,000	211,340	-	-	975,000	211,340
Zero Coupon, 2/15/43 (e)	-	-	2,500,000	428,883	-	-	2,500,000	428,883
Zero Coupon, 2/15/45 (e)	-	-	8,018,426	1,105,878	-	-	8,018,426	1,105,878
UnitedHealth Group Inc, 6.00%, 11/15/17 (e)	150,000	145,193	-	-	-	-	150,000	145,193
Vale Overseas Ltd, 6.25%, 1/23/17	225,000	217,795	-	-	-	-	225,000	217,795
Ventas Realty LP/Ventas Capital Corp, 7.125%, 6/1/15	37,000	36,121	-	-	-	-	37,000	36,121
Verizon North, Inc., 5.634%, 1/1/21 (e)	-	-	200,000	191,021	-	-	200,000	191,021
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to, 5.80%, 3/15/42 (r)	-	-	2,000,000	1,380,000	-	-	2,000,000	1,380,000
Wachovia Corp, 4.69%, 5/1/13 (r)	-	-	500,000	495,694	-	-	500,000	495,694
Warnaco Inc, 8.875%, 6/15/13	100,000	104,000	-	-	-	-	100,000	104,000
Wells Fargo Bank:							-	-
4.375%, 1/31/13	230,000	222,711	-	-	-	-	230,000	222,711
6.584%, 9/1/27 (e)	-	-	250,000	252,253	-	-	250,000	252,253
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to , 7.70%, 12/26/49 (r)	-	-	200,000	198,809	-	-	200,000	198,809
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	-	-	200,000	218,262	-	-	200,000	218,262
Windstream Corp, 8.625%, 8/1/16	50,000	49,875	-	-	-	-	50,000	49,875
WMC Finance USA Ltd, 5.125%, 5/15/13	200,000	200,149	-	-	-	-	200,000	200,149
Xstrata Finance Dubai Ltd.:							-	-
3.035%, 11/13/09 (e)(r)	-	-	400,000	395,393	-	-	400,000	395,393
5.80%, 11/15/16 (e)	100,000	94,309	-	-	-	-	100,000	94,309

Total Corporate Bonds (Cost $57,413,846)		11,839,552		41,936,949		-		53,776,501

Taxable Municipal Obligations - 15.9%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.18%, 3/1/12	-	-	125,000	127,557	-	-	125,000	127,557
5.21%, 3/1/13	-	-	140,000	142,483	-	-	140,000	142,483
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	-	-	400,000	378,951	-	-	400,000	378,951
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	-	-	250,000	241,703	-	-	250,000	241,703
Aspen Colorado Public Facilities Authorities COPs:
5.31%, 9/1/09	-	-	120,000	121,979	-	-	120,000	121,979
5.30%, 9/1/11	-	-	135,000	137,493	-	-	135,000	137,493
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	-	-	150,000	145,134	-	-	150,000	145,134
Chicago Illinois GO Bonds, 5.30%, 1/1/14	-	-	200,000	196,820	-	-	200,000	196,820
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	-	-	185,000	192,979	-	-	185,000	192,979
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	-	-	300,000	295,032	-	-	300,000	295,032
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	-	-	940,000	926,436	-	-	940,000	926,436
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	-	-	200,000	193,468	-	-	200,000	193,468
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	-	-	150,000	149,996	-	-	150,000	149,996
Jackson & Williamson Counties Illinois Community High School District GO Bonds:
Zero Coupon, 12/1/25	-	-	180,000	61,229	-	-	180,000	61,229
Zero Coupon, 12/1/26	-	-	180,000	57,240	-	-	180,000	57,240
Zero Coupon, 6/15/27	-	-	180,000	55,073	-	-	180,000	55,073
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	-	-	200,000	186,868	-	-	200,000	186,868
Kaukauna Wisconsin School District GO Revenue Bonds, 5.51%, 3/1/20	-	-	455,000	431,322	-	-	455,000	431,322
Kern County California PO Revenue Bonds:
Zero Coupon, 8/15/19	-	-	170,000	86,785	-	-	170,000	86,785
Zero Coupon, 8/15/20	-	-	365,000	173,251	-	-	365,000	173,251
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	-	-	200,000	203,820	-	-	200,000	203,820
Lawrence Township Indiana School District GO Bonds, 5.55%, 7/5/14	-	-	445,000	469,715	-	-	445,000	469,715
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	-	-	285,000	265,076	-	-	285,000	265,076
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	-	-	300,000	294,705	-	-	300,000	294,705
Mississippi State Development Bank SO Revenue Bonds:
5.21%, 7/1/08	-	-	200,000	200,010	-	-	200,000	200,010
5.60%, 1/1/26	-	-	100,000	93,849	-	-	100,000	93,849
Missouri State University Auxiliary Enterprise System Revenue Bonds, 5.00%, 4/1/09	-	-	750,000	755,010	-	-	750,000	755,010
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	-	-	250,000	233,880	-	-	250,000	233,880
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21	-	-	360,000	174,182	-	-	360,000	174,182
New York City IDA Revenue Bonds, 6.027%, 1/1/46	-	-	200,000	196,310	-	-	200,000	196,310
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	-	-	700,000	700,637	-	-	700,000	700,637
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	-	-	100,000	99,492	-	-	100,000	99,492
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	-	-	200,000	194,262	-	-	200,000	194,262
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	-	-	495,000	510,607	-	-	495,000	510,607
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	-	-	236,000	152,465	-	-	236,000	152,465
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	-	-	500,000	288,260	-	-	500,000	288,260
Oregon State School Boards Association GO Bonds:							-	-
Zero Coupon, 6/30/12	-	-	600,000	501,084	-	-	600,000	501,084
Zero Coupon, 6/30/16	-	-	275,000	180,694	-	-	275,000	180,694
Zero Coupon, 6/30/18	-	-	100,000	57,344	-	-	100,000	57,344
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	-	-	120,000	123,334	-	-	120,000	123,334
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	-	-	380,000	180,295	-	-	380,000	180,295
Philadelphia Pennsylvania School District GO Bonds, 4.47%, 7/1/12	-	-	1,000,000	1,000,000	-	-	1,000,000	1,000,000
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	-	-	250,000	250,670	-	-	250,000	250,670
Redlands California PO Revenue Bonds:
Zero Coupon, 8/1/22	-	-	175,000	71,789	-	-	175,000	71,789
Zero Coupon, 8/1/23	-	-	185,000	71,033	-	-	185,000	71,033
Zero Coupon, 8/1/24	-	-	200,000	71,478	-	-	200,000	71,478
Zero Coupon, 8/1/25	-	-	215,000	71,829	-	-	215,000	71,829
Zero Coupon, 8/1/26	-	-	230,000	72,064	-	-	230,000	72,064
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	-	-	200,000	200,976	-	-	200,000	200,976
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	-	-	400,000	399,088	-	-	400,000	399,088
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
Zero Coupon, 8/1/12	-	-	200,000	166,322	-	-	200,000	166,322
Zero Coupon, 8/1/15	-	-	251,000	175,050	-	-	251,000	175,050
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	-	-	200,000	178,766	-	-	200,000	178,766
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	-	-	150,000	150,990	-	-	150,000	150,990
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	-	-	495,000	505,692	-	-	495,000	505,692
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	-	-	200,000	214,442	-	-	200,000	214,442
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	-	-	195,000	201,665	-	-	195,000	201,665
University of Central Florida COPs, 5.125%, 10/1/20	-	-	250,000	215,860	-	-	250,000	215,860
University of North Carolina at Charlotte Revenue Bonds, 5.118%, 4/1/12	-	-	500,000	509,145	-	-	500,000	509,145
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	-	-	250,000	222,203	-	-	250,000	222,203
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	-	-	60,000	60,857	-	-	60,000	60,857
5.41%, 6/1/12	-	-	80,000	80,819	-	-	80,000	80,819
6.05%, 6/1/26	-	-	750,000	711,480	-	-	750,000	711,480
Ypsilanti Michigan GO Bonds, 5.75%, 5/1/14	-	-	445,000	455,061	-	-	445,000	455,061

Total Taxable Municipal Obligations (Cost $16,346,889)		-		16,234,109		-		16,234,109

Money Market Funds - 0.2%
Northern Institutional Government Select Portfolio, 1.909%, 12/31/31	175,998	175,988	-	-	-	-	175,998	175,988

Total Money Market Funds (Cost $175,988)		175,988		-		-		175,988

U.S. Government Agencies and Instrumentalities - 12.2%
Fannie Mae:
5.50%, 12/25/16	-	-	204,803	207,751	-	-	204,803	207,751
5.00%, 1/25/24	53,906	54,303	-	-	-	-	53,906	54,303
Fannie Mae Pool:
5.50%, 8/1/09	69,058	70,200	-	-	-	-	69,058	70,200
5.50%, 8/1/18	598,878	607,668	-	-	-	-	598,878	607,668
5.50%, 2/1/10	35,427	36,013	-	-	-	-	35,427	36,013
6.50%, 2/1/29	40,279	41,915	-	-	-	-	40,279	41,915
5.50%, 1/1/10	114,323	116,215	-	-	-	-	114,323	116,215
6.00%, 6/1/16	79,276	81,566	-	-	-	-	79,276	81,566
5.50%, 5/1/12	64,713	65,657	-	-	-	-	64,713	65,657
5.00%, 11/1/09	176,288	177,907	-	-	-	-	176,288	177,907
Federal Home Loan Bank Discount Notes, 0.01%, 7/1/08	-	-	5,900,000	5,900,000	-	-	5,900,000	5,900,000
Freddie Mac:
5.125%, 12/15/13	-	-	1,001,443	1,007,830	-	-	1,001,443	1,007,830
5.00%, 11/15/28	603,582	611,780	-	-	-	-	603,582	611,780
6.00%, 12/15/32	-	-	1,065,404	209,343	-	-	1,065,404	209,343
Freddie Mac Gold Pool:
5.00%, 2/1/33	72,871	70,277	-	-	-	-	72,871	70,277
5.00%, 5/1/18	98,350	98,121	-	-	-	-	98,350	98,121
4.50%, 9/1/18	1,490,865	1,457,507	-	-	-	-	1,490,865	1,457,507
Freddie Mac Pool, 5.50%, 12/1/34	864,454	854,864	-	-	-	-	864,454	854,864
Ginnie Mae I pool, 6.50%, 10/15/28	54,243	56,389	-	-	-	-	54,243	56,389
Government National Mortgage Association, 5.50%, 1/16/32	-	-	637,762	85,465	-	-	637,762	85,465
New Valley Generation I, 7.299%, 3/15/19	-	-	384,233	433,864	-	-	384,233	433,864
New Valley Generation V, 4.929%, 1/15/21	-	-	232,383	222,934	-	-	232,383	222,934

Total U.S. Government Agencies and Instrumentalities (Cost $12,502,181)		4,400,382		8,067,187		-		12,467,569

U.S. Treasury - 4.7%
United States Treasury Bonds:
4.50%, 2/15/36 (e)	200,000	198,578	-	-	-	-	200,000	198,578
4.75%, 2/15/37	-	-	220,000	227,391	-	-	220,000	227,391
5.00%, 5/15/37	-	-	343,000	368,886	-	-	343,000	368,886
United States Treasury Notes:
4.50%, 11/15/10 (e)	200,000	208,203	-	-	-	-	200,000	208,203
5.125%, 6/30/11 (e)	200,000	212,563	-	-	-	-	200,000	212,563
3.50%, 5/31/13	95,000	95,705	175,000	176,258	-	-	270,000	271,963
4.50%, 11/15/15	15,000	15,797	-	-	-	-	15,000	15,797
4.50%, 2/15/16	-	-	2,400,000	2,523,750	-	-	2,400,000	2,523,750
3.875%, 5/15/18	-	-	850,000	842,695	-	-	850,000	842,695

Total U.S. Treasury (Cost $4,639,090)		730,846		4,138,980		-		4,869,826

Equity Securities - 0.6%	SHARES		SHARES		SHARES		SHARES
Avado Brands, inc., Zero Coupon, (a)(g)(i)	1,601	16	-	-	-	-	1,601	16
Conseco, Inc. *	-	-	6,301	62,506	-	-	6,301	62,506
First Republic Preferred Capital Corp., Preferred (e)	-	-	300	327,000	-	-	300	327,000
Intermet Corp., Zero Coupon, (a)(g)(i)(r)	1,574	1,574	-	-	-	-	1,574	1,574
Ion Media Networks, Inc., Preferred, Payment-In-Kind Dividend (b)(g)(i)	1	895	-	-	-	-	1	895
Roslyn Real Estate Asset Corp., Preferred	-	-	1	100,125	-	-	1	100,125
Woodbourne Capital Trust I, Preferred (b)(e)	-	-	50,000	28,250	-	-	50,000	28,250
Woodbourne Capital Trust II, Preferred (b)(e)	-	-	50,000	28,250	-	-	50,000	28,250
Woodbourne Capital Trust III, Preferred (b)(e)	-	-	50,000	28,250	-	-	50,000	28,250
Woodbourne Capital Trust IV, Preferred (b)(e)	-	-	50,000	28,250	-	-	50,000	28,250

Total Equity Securities (Cost $791,370)		2,485		602,631		-		605,116

TOTAL INVESTMENTS (Cost $106,578,771) - 98.9%		23,437,568		77,661,105		-		101,098,673
Northern Institutional Liquid Assets Portfolio (f) - 2.5%		2,540,212				-		2,540,212
Other assets and liabilities, net - (1.4%)		(2,375,085)		982,667		-		(1,392,418)
NET ASSETS - 100%		$23,602,695		$78,643,780		$0		$102,246,475

Futures - (0.1%)
Sold:
2 Year U.S. Treasury Notes	-	-	133	(49,136)	-	-	133	(49,136)
10 Year U.S. Treasury Notes	-	-	6	694	-	-	6	694
		-		(48,442)		-		(48,442)

CVS Calvert Income Security Notes:
* Non-income producing security.

(b) This security was valued by the Board of Directors. See Note A.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(z) This security is no longer accruing interest.

Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension obligation
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

Pinnacle Bond Security Notes:
(a) Non-income producing security.

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Variable rate security.

(d) For federal income tax purposes, cost is $25,632,137 and gross unrealized appreciation and depreciation of securities as of June 30, 2008 was $88,365 and ($2,282,934), respectively, with a net appreciation / (depreciation) of ($2,194,569).

(e) All or a portion of the security is out on loan. This security was purchased with cash collateral held from securities lending. The market value (f) of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,652,977, $2,540,212, and $217,042, respectively.

(g) Security is considered illiquid. The aggregate value of such securities is $337,651 or 1.4% of total net assets.
(h) Security in default.
(i) Valued in good faith under procedures adopted by the Board of Directors.


SUMMIT PINNACLE BOND PORTFOLIO
CALVERT VARIABLE SERIES, INC. INCOME PORTFOLIO
PROFORMA ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS	SUMMIT PINNACLE BOND		CVS INCOME		PROFORMA ADJUSTMENTS		CVS INCOME COMBINED
Investments in securities, at value - see accompanying schedule	$23,437,568		$77,661,105		-		$101,098,673
(Cost $25,623,791 and $80,954,980, respectively)
Cash	-		88,469		-		88,469
Collateral for securities loaned, at fair value	2,540,212		-		-		2,540,212
Receivable for securities sold	-		70,000		-		70,000
Receivable for futures variation margin	-		-		-		-
Receivable for shares sold	602		248,781		-		249,383
Interest and dividends receivable	253,323		838,910		-		1,092,233
Other assets	822		128,522		-		129,344
Total Assets	26,232,527		79,035,787		-		105,268,314

Liabilities
Payable for Line of Credit	105		-		-		105
Payable upon return of securities loaned	2,540,212		-		-		2,540,212
Payable for securities purchased	-		248,815		-		248,815
Payable for shares redeemed	60,683		35,712		-		96,395
Payable for Futures Margin	-		14,117		-		14,117
Payable to Calvert Asset Management Company, Inc	-		32,660		-		32,660
Payable to Calvert Administrative Services Company, Inc	-		19,402		-		19,402
Payable to Calvert Shareholder Services, Inc.	-		837		-		837
Payable to Summit Investment Partners, Inc.	9,263		-		-		9,263
Accrued expenses and other liabilities	19,569		40,464		-		60,033
Total Liabilities	2,629,832		392,007		-		3,021,839
Net Assets	$23,602,695		$78,643,780		$0		102,246,475

Net Assets Consist of:
Paid-in capital, Summit Pinnacle Bond, 542,963 shares of common
stock outstanding; $0.10 par value, 30,000,000 shares authorized	$ 32,022,080
Paid-in capital, Pinnacle S&P 500 Index, 4,940,050 shares of common
stock outstanding; $0.01 par value, 1,000,000,000 shares authorized			$79,151,327				111,173,407
Undistributed net investment income (loss)	117,554		2,865,956		-		2,983,510
Accumulated net realized gain (loss) on investments	(6,350,716)		(31,186)		-		(6,381,902)
Net unrealized appreciation (depreciation) on investments	(2,186,223)		(3,342,317)		-		(5,528,540)
Net Assets	$23,602,695		$78,643,780		$0		$102,246,475

NET ASSETS	$23,602,695		$78,643,780		$0		$102,246,475
SHARES OUTSTANDING	542,963	(1)	4,940,050	(1)	939,618	(1)	6,422,631	(1)
NET ASSET VALUE	$43.47		$15.92		-		15.92

(1) The proforma combined shares outstanding consists of 4,940,050 shares of the CVS Income Portfolio and 1,482,581 shares issued to shareholders of the Summit Pinnacle Bond Portfolio.
See Notes to Proforma Financial Statements.

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SUMMIT PINNACLE BOND PORTFOLIO
CALVERT VARIABLE SERIES, INC. INCOME PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

NET INVESTMENT INCOME	SUMMIT PINNACLE BOND	CVS INCOME	PROFORMA ADJUSTMENTS		CVS INCOME COMBINED
Investment Income
Dividend Income	$5,368	$54,936	$0		$60,304
Interest Income	783,405	2,535,935	-		3,319,340
Total investment income	788,773	2,590,871	-		3,379,644

Expenses:
Investment advisory fee	60,366	157,975	(7,215)	1	211,126
Transfer agency fees and expenses	6,929	5,924	(4,936)	2	7,917
Accounting fees	15,152	6,409	(13,116)	3	8,445
Administrative fees	12,844	118,481	27,019	4	158,344
Directors' fees and expenses	1,730	5,788	(1,976)	5	5,542
Custodian fees	3,241	21,254	787	6	25,282
Reports to shareholders	1,303	16,583	-		17,886
Professional fees	9,660	10,815	(5,942)	7	14,533
Contract Services/Royalty fee	-	0	-		0
Miscellaneous	1,276	1,818	(666)	8	2,428
Total expenses	112,501	345,047	(6,045)		451,503
Reimbursement from advisor	(12,844)	-	(40,463)	9	(53,307)
Fees paid indirectly	0	(2,335)	-		(2,335)
Net expenses	99,657	342,712	(46,508)		395,861

NET INVESTMENT INCOME (LOSS	689,116	2,248,159	46,508		2,983,783

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(180,189)	163,707	-		(16,482)
Futures	-	(147,179)	-		(147,179)
	(180,189)	16,528	-		(163,661)

Changes in unrealized appreciation (depreciation) on:
Investments	(1,290,947)	(2,751,377)	-		(4,042,324)
Futures	0	(29,970)	-		(29,970)
	(1,290,947)	(2,781,347)	-		(4,072,294)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	(1,471,136)	(2,764,819)	-		(4,235,955)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($782,020)	($516,660)	$46,508		($1,252,172)

AVERAGE NET ASSETS	$26,721,218	$79,421,606	-		$106,142,824
RATIO OF TOTAL EXP TO AVG NET ASSETS	0.85%	0.87%	-		0.86%
RATIO OF NET EXP TO AVG NET ASSETS	0.75%	0.87%	-		0.75%

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2008.

See Notes to Proforma Adjustments and Proforma Financial Statements.
NOTES TO PROFORMA ADJUSTMENTS

1 To reflect the change in Investment Advisory Fees. The Portfolio's advisory agreement provides for the Portfolio to pay the Advisor an annual fee of 0.40% of the Portfolio's average daily net assets.

2 To reflect the expected Transfer Agency fees for the Portfolio.

3 To reflect the Accounting Fees expected to be incurred in the Portfolio.

4 To reflect the Portfolio's administrative agreement which provides for the Portfolio to pay the Advisor an annual fee of 0.30% of the Portfolio's average daily net assets.

5 To reflect the expected Directors fees & expenses for the combined Portfolio.

6 To reflect the expected Custodian Fees for the Portfolio. The Portfolio has an agreement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

7 To reflect the expected Professional Fees for the combined Portfolio.

8 Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

9 To reflect the adoption of Pinnacle's temporary expense waiver reducing expenses to 0.75% as a contractual limitation.

SUMMIT MUTUAL FUNDS, INC. PINNACLE SERIES - BOND PORTFOLIO
CALVERT VARIABLE SERIES, INC. CALVERT INCOME PORTFOLIO
NOTES TO PROFORMA FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Bond Portfolio, a series of Summit Mutual Portfolios, Inc., Pinnacle Series, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Pinnacle Series is comprised of fourteen separate Portfolios. The operations of each series are accounted for separately. The S&P 500 Index Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Calvert Income Portfolio, a series of Calvert Variable Series, Inc. is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The series is comprised of thirteen separate portfolios. The operations of each series are accounted for separately. The Income Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only; however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the Bond Portfolio in exchange for shares of the Income Portfolio. Following the transfer, Income Portfolio shares will be distributed to the shareholders of the Bond Portfolio in liquidation of the Bond Portfolio, and it, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Bond Portfolio will receive that number of the Income Portfolio shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Bond Portfolio.

The Calvert Income Portfolio constitutes the surviving entity for financial reporting purposes; therefore it is deemed the "accounting survivor" for the merger.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, securities valued at $1,389,860 or 1.8% of net assets were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$8,298,601	($48,442)
Level 2 - Other Significant Observable Inputs	93,950,424	-
Level 3 - Significant Unobservable Inputs	1,389,860	-
Total	$103,638,885	($48,442)

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities."  The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Portfolio's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is a wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .40% of the Portfolio's average daily net assets.

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The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

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Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, of .30% based on the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as the shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Portfolio who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual retainer of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Summit Mutual Portfolios, Inc. Pinnacle Series, Bond Portfolio and Calvert Variable Series Inc., Income Portfolio included in their respective semi-annual reports dated June 30, 2008.


PART C
OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provide, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

ITEM 16. EXHIBITS.
(1)(a)	Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.
(1)(b)	Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.
(1)(c)	Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.
(1)(d)

Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.

(2)	Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.
(3)	Not Applicable.
(4)	Form of Agreement and Plan of Reorganization, filed herewith.
(5)

Specimen Stock Certificate (inapplicable).

See the following Articles and Sections in the Articles of Incorporation filed as Exhibit (1)(a): 7(d), and 8, and the following sections of the Bylaws filed as exhibit (2); article 1, article 5, article 8.

(6)(a)

Investment Advisory Agreement for Calvert Asset Management Company, Inc., (Calvert Portfolios) incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

Investment Advisory Agreement for Calvert Asset Management Company Inc. (Ameritas Portfolios) incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

Schedule B to the Investment Advisory Agreement (Ameritas Portfolios), incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

Addendum to Investment Advisory Agreement (Ameritas Portfolios, section 3c deletion), incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

Addendum to Investment Advisory Agreement (Ameritas Index 500), incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

Addendum to Investment Advisory Agreement (Ameritas Income and Growth), incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

Addendum to Investment Advisory Agreement (Ameritas Mid Cap Value), incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

Addendum to Investment Advisory Agreement (fee caps, 2007-2008), incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

Form of Addendum to Investment Advisory Agreement (fee caps, 2008-2009), incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

(6)(b)

Subadvisory Agreement with Atlanta Capital Management Company (Calvert Social Equity), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(c)

Subadvisory Agreement with SSgA Funds Management, Inc. (Calvert Social Balanced), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(d)

Subadvisory Agreement with Fred Alger Management, Inc. (Ameritas Midcap Growth), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

Amended Schedule to the Subadvisory Agreement, incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

(6)(e)

Subadvisory Agreement with SSgA Funds Management, Inc. (Ameritas Index 500) (superseded), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(6)(f)

Subadvisory Agreement with Harris Associates L.P. (Ameritas Midcap Value) (superseded), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(6)(g)

Subadvisory Agreement with OFI Institutional Asset Management, Inc. (Ameritas Small Company) incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(6)(h)

Subadvisory Agreement with Thornburg Investment Management, Inc. (Ameritas Core Strategies), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(6)(i)	Subadvisory Agreement with Eagle Asset Management (Ameritas Small Cap), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.
(6)(j)

Subadvisory Agreement with New Amsterdam Partners LLC (Calvert Social Balanced) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.

(6)(k)

Subadvisory Agreement with Acadian Asset Management, Inc. (Calvert Social International Equity) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.

(6)(l)

Subadvisory Agreement with New Amsterdam Partners LLC (Calvert Social Mid Cap Growth) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.

(6)(m)

Subadvisory Agreement with Summit Investment Partners, Inc. (Ameritas Index 500,Ameritas Income and Growth), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

Amended Schedule to the Subadvisory Agreement, incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

(6)(n)

Subadvisory Agreement with RiverSource Investments, LLC (Ameritas Midcap Value), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(6)(o)

Subadvisory Agreement with Bridgeway Capital Management, Inc. (Calvert Social Small Cap Growth), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(7)

Underwriting (Distribution) Agreement, incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

Underwriting (Distribution) Schedules I, II & III, incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(8)	Deferred Compensation Agreement, incorporated by reference to Post-Effective amendment No. 31, dated April 25, 1996, accession number 0000708950-96-000005.
(9)	Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.
(10)	Not Applicable.
(11)	Opinion of Counsel as to legality of securities being registered, filed herewith.
(12)	Opinion and Consent of Counsel on Tax Matters, filed herewith.
(13)

Master Transfer Agency and Service Agreement, incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

Transfer Agency and Service Agreement for National Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(14)(a)	Consent of Deloitte & Touche LLP (Merging Fund), incorporated by reference to Post-Effective Amendment No. 1 to Form N-14, dated October 3, 2008, accession number 0000708950-08-000021.
(14)(b)	Consent of KPMG LLP (Acquiring Fund), incorporated by reference to Post-Effective Amendment No. 1 to Form N-14, dated October 3, 2008, accession number 0000708950-08-000021.
(15)	Not Applicable.
(16)	Power of Attorney Forms, incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.
(17)(a)	Current Calvert Variable Series, Inc., Calvert Income Portfolio Prospectus, incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.
(17)(b)

Current Calvert Variable Series, Inc., Calvert Income Portfolio Statement of Additional Information, incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

17(c)

Current Calvert Variable Series, Inc., Calvert Income Portfolio Annual Report to Shareholders for the period ended December 31, 2007, filed on March 6, 2008 under Form N-CSR, is incorporated by reference.

17(d)

Current Calvert Variable Series, Inc., Calvert Income Portfolio Semi-Annual Report to Shareholders for the period ended June 30, 2008, filed on September 4, 2008 under Form N-CSRS, is incorporated by reference.

17(e)	Amended Code of Ethics for Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.
17(f)	Form of Proxy Card for Summit Bond Portfolio, filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

NOTICE

Notice is hereby given that this instrument is executed on behalf of the Registrant by an Officer of the Registrant as an Officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the Directors, Officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland, on this 23rd day of October 2008.

CALVERT VARIABLE SERIES, INC.

By:           **

Barbara J. Krumsiek
Director and Chairperson

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on October 23, 2008.

Signature	Title
** Barbara J. Krumsiek	Director and Chairperson

** Ronald M. Wolfsheimer	Treasurer

** Arthur J. Pugh	Director

** Frank H. Blatz, Jr.	Director

** Alice Gresham	Director

** M. Charito Kruvant	Director

** Cynthia H. Milligan	Director

** William Lester	Director

/s/ Ivy Wafford Duke
   Ivy Wafford Duke

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney, incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.